                                    SBL Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                                 (800) 888-2461

                                                                   July 20, 2002

Dear Shareholder:

Your Board of Directors has called a special  meeting of Shareholders of the SBL
Fund,  Series L ("Capital Growth Fund"), to be held at 9:30 a.m., local time, on
August 20, 2002, at the offices of the Fund,  Security  Benefit Group  Building,
One Security Benefit Place, Topeka, Kansas 66636-0001.

The Board of Directors of SBL Fund has approved a reorganization  of the Capital
Growth  Fund,   into  SBL  Fund,   Series  G  ("Large  Cap  Growth  Fund")  (the
"Reorganization"). Security Management Company, LLC serves as investment adviser to both the Capital Growth Fund and Large Cap Growth Fund, and Alliance  Capital
Management  L.P. serves as sub-adviser of the Capital Growth Fund. The Large Cap
Growth Fund has  investment  objectives  and  policies  that are similar in many respects to those of the Capital Growth Fund. The  Reorganization is expected to result in operating expenses that are slightly lower for shareholders.

You are asked to vote to  approve  a Plan of  Reorganization.  The  accompanying document  describes  the  proposed  transaction  and  compares  the policies and expenses of the Funds for your evaluation.

After  careful  consideration,  the Board of Directors  of SBL Fund  unanimously approved this proposal with respect to Capital Growth Fund and recommended  that shareholders of the Fund vote "FOR" the proposal.

A Proxy  Statement/Prospectus  that describes the Reorganization is enclosed. We urge you to vote your shares by completing  and returning the enclosed  proxy in the  envelope  provided,  or vote by Internet  or  telephone,  at your  earliest convenience.

YOUR VOTE IS IMPORTANT  REGARDLESS  OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO
AVOID THE ADDED  COST OF  FOLLOW-UP  SOLICITATIONS  AND  POSSIBLE  ADJOURNMENTS,
PLEASE TAKE A FEW MINUTES TO READ THE PROXY  STATEMENT/PROSPECTUS  AND CAST YOUR
VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN AUGUST 19, 2002.

We appreciate  your  participation  and prompt response in this matter and thank you for your continued support.

                                                                Sincerely,

                                                                James R. Schmank
                                                                President

                                    SBL Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                                 (800) 888-2461

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                               SBL FUND, SERIES L
                          TO BE HELD ON AUGUST 20, 2002

To the Shareholders:

A special  meeting of  Shareholders  of SBL Fund,  Series L (the "Capital Growth
Fund") will be held on August 20, 2002 at 9:30 a.m., local time, at the Security
Benefit Group Building, One Security Benefit Place, Topeka, Kansas 66636-0001.

The purposes of the special meeting of the Capital Growth Fund are as follows:

1.  To approve a Plan of Reorganization  providing for the acquisition of all of the assets and liabilities of the Capital Growth Fund by SBL Fund,  Series G
    (the "Large Cap Growth Fund") solely in exchange for shares of the Large Cap
    Growth Fund,  followed by the  complete  liquidation  of the Capital  Growth
    Fund; and

2.  To  transact  such other  business as may  properly  come before the special meeting of Shareholders or any adjournments thereof.

Shareholders of record at the close of business on June 24, 2002 are entitled to notice  of,  and to vote at,  the  meeting.  Your  attention  is  called  to the accompanying  Proxy  Statement/Prospectus.  Regardless  of  whether  you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY
CARD OR VOTE BY  TELEPHONE  OR  INTERNET  so that a quorum will be present and a maximum number of shares may be voted.  If you are present at your meeting,  you may change your vote, if desired, at that time.

                                              By Order of the Board of Directors

                                              Amy J. Lee
                                              Secretary

July 20, 2002

                           PROXY STATEMENT/PROSPECTUS

                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 (800) 888-2461

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON
                                 AUGUST 20, 2002

                               SBL FUND, SERIES L
                       RELATING TO THE REORGANIZATION INTO
        SBL FUND, SERIES G (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transfer  of all of the  assets  and  liabilities  of SBL  Fund,  Series  L (the
"Capital Growth Fund") to SBL Fund,  Series G (the "Large Cap Growth Fund"),  an
open-end management  investment company,  solely in exchange for shares of Large
Cap Growth  Fund (the  "Reorganization").  The  Capital  Growth  Fund would then distribute  to you your portion of the shares of Large Cap Growth Fund  received in the Reorganization,  resulting in the liquidation of Capital Growth Fund. You would  receive  shares of the Large Cap Growth  Fund having an  aggregate  value equal to the aggregate value of the shares of Capital Growth Fund held by you as of the close of  business  on the  business  day  preceding  the  closing of the
Reorganization.  You are  being  asked  to vote  on the  Plan of  Reorganization through which these transactions would be accomplished.

Because you, as a shareholder  of Capital Growth Fund are being asked to approve a transaction  that will result in your holding shares of Large Cap Growth Fund, this Proxy  Statement also serves as a Prospectus for Large Cap Growth Fund. The
Reorganization  will  allow  you  to  participate  in  a  fund  with  compatible investment  objectives and policies.  The Large Cap Growth Fund seeks  long-term capital growth,  which it attempts to achieve by investing,  under normal market
conditions,   at  least  80%  of  its  net  assets  in  common  stock  of  large capitalization  companies  that,  in the  opinion of Security  Management,  have long-term capital growth potential.

This Proxy  Statement/Prospectus,  which you should retain for future reference, contains important  information about Large Cap Growth Fund that you should know before investing.  A Statement of Additional  Information  ("SAI") dated July 6,
2002  (File  No.  333-89986),   containing  additional   information  about  the
Reorganization has been filed with the SEC, is incorporated herein by reference, and is available, without charge, by calling (800) 888-2461. For a more detailed discussion of the investment  objectives,  policies,  restrictions  and risks of each of the Funds,  see the SBL Fund  Prospectus and the SAI for the Funds dated
May 1, 2002 (File No. 2-59353),  which are incorporated  herein by reference and may be obtained,  without charge,  by calling (800) 888-2461.  Each of the Funds also provides  periodic  reports to its  shareholders,  which highlight  certain
important  information  about  the  Funds,   including  investment  results  and
financial  information.  The annual report for the Funds dated December 31, 2001
(File  No.  2-59353),  is  included  herewith  and  is  incorporated  herein  by reference.  You may  obtain the annual  report  and any more  recent  semiannual report for either of the Funds by calling (800) 888-2461.

You may also obtain  proxy  materials,  reports and other  information  filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) or from the
SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating  fee, by electronic  request at the following  e-mail address:  publicinfo@sec.gov,  or by writing the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED  THESE  SECURITIES,  OR DETERMINED  THAT
THIS PROXY  STATEMENT/PROSPECTUS  IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

DATE:  JULY 6, 2002

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information,  you  should  consult  the SBL  Fund  Prospectus  and  the  Plan of
Reorganization, which is attached hereto as Appendix A.

THE  PROPOSED  REORGANIZATION  -- On May 3, 2002,  the Board of Directors of SBL
Fund  approved with respect to each of the Funds a Plan of  Reorganization  (the
"Reorganization Plan"). Subject to approval of Capital Growth Fund shareholders, the Reorganization Plan provides for:

o  the transfer of all of the assets of Capital  Growth Fund to Large Cap Growth
   Fund, in exchange for shares of Large Cap Growth Fund;

o  the assumption by Large Cap Growth Fund of all of the  liabilities of Capital
   Growth Fund;

o  the  distribution  of shares of Large Cap Growth Fund to the  shareholders of
   Capital Growth Fund; and

o  the complete liquidation of Capital Growth Fund.

The  Reorganization  is expected to be effective upon the opening of business on
August 28, 2002, or on such later date as the parties may agree (the "Closing").
As a result of the Reorganization, each shareholder of Capital Growth Fund would become a shareholder of the Large Cap Growth Fund. Each shareholder  would hold, immediately  after  the  Closing,  shares  of Large Cap  Growth  Fund  having an aggregate  value equal to the  aggregate  value of the shares of Capital  Growth
Fund held by that  shareholder  as of the close of business on the  business day preceding the Closing.

The  Reorganization  is intended  to  eliminate  duplication  of costs and other inefficiencies arising from having two substantially similar mutual funds within the same group of funds,  as well as to assist in achieving  economies of scale.
Shareholders in Capital Growth Fund are expected to benefit from the elimination of this  duplication  and from the larger  asset base that will  result from the
Reorganization.

Approval of the Reorganization Plan with respect to Capital Growth Fund requires the affirmative vote of a majority of the outstanding shares of the Fund. In the event  that  the  shareholders  of  Capital  Growth  Fund  do  not  approve  the
Reorganization, the Fund would continue to operate as a separate entity, and the
Fund's Board of Directors would determine what further action, if any, to take.

AFTER  CAREFUL  CONSIDERATION,  THE BOARD OF DIRECTORS  OF SBL FUND  UNANIMOUSLY
APPROVED THE PROPOSED  REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE "FOR"
THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

o  Capital Growth Fund seeks growth of capital by pursuing aggressive investment policies.  Large Cap Growth Fund seeks long-term  capital  growth.  Each Fund invests in securities of companies  with strong  growth  prospects.  However, unlike  Capital  Growth  Fund,  Large  Cap  Growth  Fund  is a  concentrated, non-diversified series. Although the Fund is diversified, Capital Growth Fund
   also  tends  to  invest  in  a  relatively   small   number  of   securities.
   Additionally, Large Cap Growth Fund invests primarily in large capitalization
   companies,   whereas   Capital   Growth   Fund  has  no   particular   market
   capitalization strategy.

o  Large Cap Growth Fund is the  slightly  smaller  fund (with net assets of $15 million versus $22 million for Capital Growth Fund, as of December 31, 2001).

o  The stock selection criteria for the Funds is substantially similar.

o  Security Management Company,  LLC manages the Large Cap Growth Fund directly, whereas, a Sub-Adviser, Alliance Capital Management L.P. ("Alliance") manages the Capital Growth Fund.

o  The  proposed  Reorganization  is expected to result in a reduction  in total operating expenses for current shareholders of Capital Growth Fund.

For  further  information  on fees and  expenses,  see  "Comparison  of Fees and
Expenses."

PURCHASE AND REDEMPTION  INFORMATION  -- The purchase and redemption  provisions for the  Funds  are  the  same.  For  additional  information  on  purchase  and redemption, see "Comparison of Fees and Expenses," page 10 and "More Information
Regarding the Funds," page 16.

FEDERAL INCOME TAX CONSEQUENCES OF THE  REORGANIZATION  -- The Funds expect that the  Reorganization  will be  considered  a tax-free  reorganization  within the meaning of section  368(a)(1) of the Internal  Revenue Code of 1986,  as amended
(the  "Code").  As such,  you are not  expected to  recognize  gain or loss as a result of the  Reorganization.  See "Information  About The Reorganization - Tax
Considerations."

PRINCIPAL  RISKS OF INVESTING IN LARGE CAP GROWTH FUND -- Because the Funds have similar  investment  objectives and policies,  the risks of an investment in the
Funds are similar.  The  principal  risk of an investment in one of the Funds is fluctuation  in the net asset  value of the Fund's  shares.  Market  conditions, investment  policies,  portfolio  management,  and  other  factors  affect  such fluctuations.  Both Funds invest primarily in equity  securities,  the prices of which tend to fluctuate more dramatically over the shorter term than other asset classes.  Both  Funds are also  subject  to the risk of using a  growth-oriented strategy to select  securities for the Fund.  Both Funds are also subject to the risks of  investing in options and  futures.  Finally,  Large Cap Growth Fund is subject to the risks of concentration and  non-diversification.  See "Comparison of Risks and  Investment  Techniques"  for more  information  about the risks of investing in the Funds.

INVESTMENT OBJECTIVES AND STRATEGIES

COMPARISON OF OBJECTIVES  AND PRIMARY  INVESTMENT  STRATEGIES -- The  investment objectives,  policies and restrictions of the Funds are similar,  although there are certain  differences.  There can be no assurance  that any Fund will achieve its stated objective.

================================================================================
                              CAPITAL GROWTH FUND          LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE        Seeks growth of capital         Seeks long-term
                            by pursuing aggressive          capital growth
                            investment policies
--------------------------------------------------------------------------------
INVESTMENT ADVISER          Security Management             Security Management
                            Company, LLC                    Company, LLC
--------------------------------------------------------------------------------
SUB-ADVISER                 Alliance Capital                None
                            Management L.P.
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS          Syed J. Hasnain                 Cindy L. Shields
================================================================================

PRIMARY INVESTMENT STRATEGIES-- Each Fund invests primarily in equity securities of U.S. companies.

LARGE CAP GROWTH FUND.

o  The Fund  invests  at least 80% of its net  assets in common  stock and other equity securities of large capitalization companies,  which in the opinion of the Sub-Adviser,  have long-term capital growth  potential.  Large cap stocks are defined as  companies  whose total market value is at least $5 billion at the time of purchase.

o  The portfolio  manager invests in companies whose earnings are believed to be in a relatively strong growth trend.

o  In  identifying  companies  with favorable  growth  prospects,  the portfolio manager  considers  factors such as  prospects  for above  average  sales and earnings growth; high return on invested capital; overall financial strength;
   competitive advantages, including innovative products and services; effective
   research,   product   development  and  marketing;   and  stable,   effective
   management.

o  The  Fund  is  non-diversified  and  may  concentrate  its  investments  in a particular industry or group of industries.

o  The Fund may invest in common stocks,  American Depository Receipts, or other securities with common stock characteristics (such as securities  convertible into common stock).

o  The Fund may  invest in options  and  futures  contracts  to hedge the Fund's portfolio,  to  increase  returns,  or to  maintain  exposure  to the  equity markets.

o  The Fund may also invest in other investment companies,  including those that seek to track the composition and performance of a specific index.

o  Under  adverse  market  conditions,  the Fund could invest some or all of its assets in cash or money market securities.

o  The Fund  typically  sells a stock when the  reasons  for buying it no longer apply, or when the company begins to show deteriorating  fundamentals or poor relative performance.

CAPITAL GROWTH FUND.

o  The Fund may  invest up to 20% of its net  assets in  convertible  or foreign securities;  make  short  sales  against  the  box  with up to 15% of its net assets; and invest up to 10% of its assets in illiquid securities.

o  The Fund  focuses  on a  relatively  small  number  of  intensely  researched companies  and  selects  securities  that have  strong  management,  superior industry  positions,  excellent  balance sheets and superior  earnings growth prospects.

o  The Fund generally invests in approximately 40-60 companies, with the 25 most highly regarding companies constituting 70% of the Fund's net assets.

o  The Fund is permitted to invest in options and futures contracts to hedge the
   Fund's  portfolio,  to increase returns or to maintain exposure to the equity markets.

o  Under  adverse  market  conditions,  the Fund may  invest  some or all of its assets in cash and money market instruments.

As you can see from the information  above,  both Funds have similar  investment objectives and utilize a growth-oriented investment strategy. However, the Funds
differ  in  that  the  Large  Cap  Growth  Fund   invests   primarily  in  large
capitalization  securities  whereas Capital Growth Fund has no particular market
capitalization   strategy.   Additionally,   Large   Cap   Growth   Fund   is  a
non-diversified,  concentrated  series;  however,  the  Sub-Adviser  for Capital
Growth Fund also invests in a relatively small number of securities.

Following the  Reorganization and in the ordinary course of business as a mutual fund,  certain  holdings of the Capital Growth Fund that were transferred to the
Large Cap Growth Fund in connection  with the  Reorganization  may be sold. Such sales may result in increased transactional costs for Large Cap Growth Fund.

COMPARISON OF PORTFOLIO  CHARACTERISTICS -- The following tables compare certain characteristics of the portfolios of the Funds as of December 31, 2001:

================================================================================
                                                 LARGE CAP            CAPITAL
                                                GROWTH FUND         GROWTH FUND
--------------------------------------------------------------------------------
Net Assets                                       $15,688,643        $21,912,726
--------------------------------------------------------------------------------
Number of Holdings                                   91                 50
--------------------------------------------------------------------------------
Portfolio Turnover Rate
(12 months ended 12/31/01)                           4%                 82%
--------------------------------------------------------------------------------
Average Market Capitalization                  $142.3 billion     $126.0 billion
--------------------------------------------------------------------------------
Top 5 Industries:
--------------------------------------------------------------------------------
  Pharmaceuticals                                   19.5%               9.3%
--------------------------------------------------------------------------------
  Industrial Conglomerates                          10.1%              10.5%
--------------------------------------------------------------------------------
  Systems Software                                   7.7%               ---
--------------------------------------------------------------------------------
  Unit Investment Trust                              6.5%               ---
--------------------------------------------------------------------------------
  Computer Hardware                                  5.5%               ---
--------------------------------------------------------------------------------
  Diversified Financial Services                     ---               11.6%
--------------------------------------------------------------------------------
  Consumer Finance                                   ---                7.4%
--------------------------------------------------------------------------------
  Healthcare Distributors and Services               ---                7.2%
================================================================================

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

================================================================================
           LARGE CAP GROWTH FUND            |        CAPITAL GROWTH FUND
--------------------------------------------|-----------------------------------
General Electric Company               7.2% | General Electric Company      5.4%
--------------------------------------------|-----------------------------------
Microsoft Corporation                  5.7% | Pfizer, Inc.                  5.3%
--------------------------------------------|-----------------------------------
Pfizer, Inc.                           4.2% | Kohl's Corporation            5.2%
--------------------------------------------|-----------------------------------
S&P 500/Barra Growth Index Fund        3.9% | Tyco International, Ltd.      5.1%
--------------------------------------------|-----------------------------------
Wal-Mart Stores, Inc.                  3.6% | MBNA Corporation              5.0%
--------------------------------------------|-----------------------------------
Intel Corporation                      3.4% | Citigroup, Inc.               5.0%
--------------------------------------------|-----------------------------------
International Business                 3.4% | Nokia Oyj ADR                 4.7%
Machines Corporation                        |
--------------------------------------------|-----------------------------------
Johnson & Johnson                      3.4% | Microsoft Corporation         4.5%
--------------------------------------------|-----------------------------------
American International Group, Inc.     2.8% | Electronic Data               4.1%
                                            | Systems Corporation
--------------------------------------------|-----------------------------------
S&P Midcap 400 Index Fund              2.7% | Freddie Mac                   3.9%
================================================================================

RELATIVE  PERFORMANCE -- The following table shows,  for calendar years 2000 and
2001,  the average  annual  total  return for each Fund and the S&P Barra Growth
Index and the S&P 500 Index.  The S&P Barra  Growth and S&P 500 Indexes  have an inherent  performance  advantage  over  the  Funds,  since an  index  incurs  no operating  expenses.  An investor  cannot  invest in an index.  Total  return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset  value and  excluding  the  deduction  of any  sales  charges.  The information  below  does  not  reflect  fees  and  expenses  associated  with an investment  in variable  insurance  products  offered by Security  Benefit  Life
Insurance Company. Shares of the Fund are available only through the purchase of such products.

================================================================================
CALENDAR YEAR/       LARGE CAP         CAPITAL         S&P BARRA        S&P 500
 PERIOD ENDED       GROWTH FUND      GROWTH FUND      GROWTH INDEX       INDEX
--------------------------------------------------------------------------------
 12/31/00(1)           -20.2%          -19.5%            -30.1%         -12.3%
--------------------------------------------------------------------------------
 12/31/01              -15.4%          -14.7%            -12.7%         -11.9%
--------------------------------------------------------------------------------
1.  For the period May 1, 2000 (date of each Fund's  inception)  to December 31,
    2000.
================================================================================

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS -- The following is a summary of the types of securities in which the Funds may invest and  strategies the Funds may  employ in  pursuit of their  investment  objectives.  As with any security,  an investment in a Fund's shares  involves  certain risks,  including loss of  principal.  Because the Funds have similar  investment  objectives  and policies,  the risks of an  investment  in the Funds are  similar.  Risks of the
Funds  differ  in  that  Large  Cap  Growth  Fund  invests  primarily  in  large capitalization  companies  whereas Capital Growth Fund has no particular  market capitalization  strategy.  Additionally,  risks  differ in that Large Cap Growth
Fund is a  non-diversified,  concentrated  series;  although Capital Growth Fund also generally invests in a relatively small number of securities. The principal risk of an investment in one of the Funds is  fluctuation in the net asset value
of  the  Fund's  shares.  Market  conditions,   investment  policies,  portfolio
management, and other factors affect such fluctuations. The Funds are subject to varying degrees of financial, market and credit risk. An investment in the Funds is not a deposit of a bank and is not insured by the Federal  Deposit  Insurance
Corporation or any other government agency. The following  discussion  addresses the primary risks of investing in the Funds. However, the fact that a particular risk is not  identified  as a main risk for the Fund does not mean that the Fund is  prohibited  from  investing in assets in  securities  that give rise to that risk. It simply means that the risk is not a main risk of the Funds.

EQUITY  SECURITIES.  Each Fund is subject to risks  associated with investing in equity securities,  the prices of which tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes.  These movements may result from factors affecting individual  companies,  or from broader influences like  changes in interest  rates,  market  conditions,  investor  confidence  or announcements of economic, political or financial information.

Each Fund uses a  growth-oriented  strategy to select equity  securities.  While potentially offering greater or more rapid capital  appreciation  potential than value stocks,  investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase  their  earnings  at a  certain  rate.  If  expectations  are not  met, investors can punish the stocks, even if earnings do increase.

CONVERTIBLE  SECURITIES AND WARRANTS.  The Funds may invest in debt or preferred equity  securities  convertible  into, or exchangeable  for, equity  securities.
Traditionally,  convertible  securities have paid dividends or interest at rates higher  than  common  stocks  but lower  than  nonconvertible  securities.  They generally  participate in the  appreciation  or  depreciation  of the underlying stock into which they are convertible,  but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with  options and other  features.  Warrants  are options to buy a stated
number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

FOREIGN SECURITIES.  The Funds may invest in foreign  securities,  which involve certain special risks, including, but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii)
unreliable or untimely  information;  (iv) limited legal  recourse;  (v) limited markets; and (vi) higher operational expenses.

Foreign investments are normally issued and traded in foreign  currencies.  As a result,  their values may be affected by changes in the exchange  rates  between particular  foreign currencies and the U.S. dollar.  Foreign  investments may be subject  to  the  risks  of  seizure  by a  foreign  government,  imposition  of restrictions  on  the  exchange  or  transport  of  foreign  currency,  and  tax increases. There may also be less information publicly available about a foreign company than about most U.S.  companies,  and foreign  companies are usually not subject to accounting,  auditing and financial reporting standards and practices comparable to those in the United  States.  The legal  remedies for investors in foreign  investments  may be more  limited  than those  available  in the United
States.  Certain foreign investments may be less liquid (harder to buy and sell)
and more volatile than domestic investments,  which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund  may at  times  find it  difficult  to  value  its  foreign  investments.
Brokerage   commissions  and  other  fees  are  generally   higher  for  foreign
investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.  Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Fund.

SMALLER  COMPANIES.  The Funds may invest in small- or  medium-sized  companies.
Such  companies  are more likely than larger  companies to have limited  product lines,  markets or financial resources,  or to depend on a small,  inexperienced management  group.  Stocks of these  companies may trade less  frequently and in limited  volume,  and their  prices  may  fluctuate  more  than  stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

RESTRICTED  SECURITIES.  The Funds may invest in  restricted  securities,  which cannot be sold to the public  without  registration  under the Securities Act of
1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in  privately  negotiated  transactions  or pursuant to an  exemption  from registration.  Restricted  securities  are  generally  considered  illiquid and, therefore, subject to the Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business  and  financial  risk which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized  from  these  sales  could be less than  those  originally  paid by the
Series.  In  particular,  Rule 144A  Securities  may be resold only to qualified institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated  with the  institution.  A dealer  registered  under  the  Securities
Exchange  Act of 1934 (the  "Exchange  Act"),  acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $10 million in securities of issuers not  affiliated  with the dealer may also  qualify as a qualified  institutional buyer,  as well as an  Exchange  Act  registered  dealer  acting  in a  riskless principal transaction on behalf of a qualified institutional buyer.

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

INITIAL PUBLIC OFFERING RISK. The Funds may invest in securities offered through
initial  public  offerings   (IPOs).   Such  securities  may  have  a  magnified
performance  impact,  either  positive or negative,  on a Fund and  particularly those with a small asset base.  There is no  guarantee  that as a Fund's  assets grow,  they will continue to experience  substantially  similar  performance  by investing  in IPOs.  A Fund's'  investments  in IPOs may make it subject to more erratic price movements than the overall equity market.

HARD ASSET SECURITIES. The Funds may invest in Hard Asset Securities,  which are equity  securities  of issuers  that are  directly  or  indirectly  engaged to a significant  extent in the  exploration,  development or  distribution of one or more of the following:  precious metals;  ferrous and non-ferrous  metals;  gas, petroleum, petrochemical and/or other commodities (collectively, "Hard Assets").
The  production  and  marketing  of Hard  Assets may be  affected by actions and changes in governments.  In addition,  Hard Asset  securities may be cyclical in nature. During periods of economic or financial  instability,  the securities of some Hard Asset companies may be subject to broad price fluctuations, reflecting the volatility of energy and basic materials prices and the possible instability of supply of various Hard Assets.  In addition,  some Hard Asset  companies also may be subject to the risks  generally  associated  with  extraction  of natural resources,  such as the risks of mining and oil  drilling,  and the risks of the hazard  associated  with natural  resources,  such as fire,  drought,  increased regulatory  and  environmental  costs,  and  others.  Securities  of Hard  Asset companies may also experience  greater price fluctuations than the relevant Hard
Asset.  In periods of rising Hard Asset prices,  such  securities  may rise at a faster  rate,  and,  conversely,  in times of falling  Hard Asset  prices,  such securities may suffer a greater price  decline.  Each of the Series which invest in equity  securities  as part of their  investment  program  may invest in hard asset securities.

FUTURES AND OPTIONS. The Funds may utilize futures contracts, options on futures and may  purchase  call and put  options  and write  call and put  options  on a
"covered" basis. Futures (a type of potentially  high-risk derivative) are often used to manage or hedge risk  because they enable the investor to buy or sell an asset  in  the  future  at  an  agreed-upon  price.  Options  (another  type  of potentially  high-risk  derivative)  give the  investor  the  right  (where  the investor  purchases the options),  or the obligation  (where the investor writes
(sells) the options),  to buy or sell an asset at a  predetermined  price in the future.  These  instruments  may be  bought or sold for any  number of  reasons, including:  to manage  exposure  to  changes  in  securities  prices,  to manage exposure to changes in interest rates and bond prices;  as an efficient means of adjusting  overall exposure to certain markets;  in an effort to enhance income;
to protect the value of portfolio securities;  and to adjust portfolio duration.
Futures contracts and options may not always be successful hedges;  their prices can be highly  volatile.  Using them could lower a Fund's total return,  and the potential loss from the use of futures can exceed the Fund's initial  investment in such contracts.

HYBRID  INSTRUMENTS.  The Funds may invest in certain hybrid  instruments (which are derivatives) that can combine the characteristics of securities, futures and options. For example, the principal amount,  redemption or conservation terms of a security could be related to the market price of some  commodity,  currency or securities  index.  The risks of such  investments  would  reflect  the risks of
investing  in  futures,   options  and  securities,   including  volatility  and
illiquidity.  Such securities may bear interest or pay dividends at below market
(or even relatively  nominal) rates.  Under certain  conditions,  the redemption value of such an investment could be zero.  Hybrids can have volatile prices and limited liquidity and their use by a Fund may not be successful.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. The Funds may invest in
"when issued," "forward commitment" or "delayed delivery" securities,  the price of which is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more  later.  During the  interim  period,  the market value of the securities can fluctuate, and no interest accrues to the purchaser.
At the time of delivery,  the value of the  securities  may be more or less than the  purchase or sale price.  When a Fund  purchases  securities  on this basis, there is a risk that the  securities  may not be delivered and that the Fund may incur a loss.

CASH RESERVES.  Cash reserves  maintained by the Funds may include  domestic and foreign money market instruments as well as certificates of deposit, bank demand accounts and  repurchase  agreements.  Large Cap Growth Fund and Capital  Growth
Fund may  establish  and maintain  reserves as Security  Management or Alliance, respectively,  believes is  advisable to  facilitate  the Fund's cash flow needs
(e.g.,  redemptions,  expenses and,  purchases of portfolio  securities)  or for temporary, defensive purposes.

SHARES OF OTHER  INVESTMENT  COMPANIES.  The Funds may invest in shares of other investment companies.  Such investment may not exceed immediately after purchase
10% of the Fund's  total  assets and no more than 5% of its total  assets may be invested in the shares of any one investment  company.  Investment in the shares of other  investment  companies has the effect of requiring  shareholders to pay the operating expenses of two mutual funds.

BORROWING. Borrowings may be collateralized with Fund assets. To the extent that a Fund purchases  securities  while it has outstanding  borrowings,  it is using leverage, i.e., using borrowed funds for investment.  Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's  portfolio.  Money borrowed for leveraging  will be subject to interest costs  that  may or may  not be  recovered  by  appreciation  of the  securities purchased;  in certain cases,  interest costs may exceed the return  received on the  securities  purchased.  A Fund also may be  required  to  maintain  minimum average  balances in  connection  with such  borrowing or to pay a commitment or other fee to  maintain  a line of  credit;  either of these  requirements  would increase the cost of borrowing over the stated interest rate.

SECURITIES  LENDING.  The Funds may lend their  portfolio  securities to certain borrowers.  Any such loan will be  continuously  secured by  collateral at least equal to the  value of the  security  loaned.  The  risks in  lending  portfolio securities,  as with other  extensions of credit,  consist of possible  delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the  collateral  should the borrower fail  financially.  Loans will only be made to firms deemed by Security  Management to be of good standing and will  not be made  unless,  in the  judgment  of  Security  Management,  the consideration to be earned from such loans would justify the risk.

COMPARISON OF FEES AND EXPENSES

The  following  describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds.  It is expected  that  combining the Funds would allow shareholders to realize economies of scale. While the Reorganization is  anticipated to reduce the total  operating  expenses of the Large Cap Growth
Fund  and will  not  affect  the  management  fee  paid by the Fund to  Security
Management  (as a percentage of the Fund's  average daily net assets),  Security
Management  may  be  deemed  to  have  a  material   interest  in  the  proposed
Reorganization because combination of the Funds will relieve Security Management of its  obligation to pay  sub-advisory  fees to Alliance  under the  investment sub-advisory  agreement  applicable  to the  Capital  Growth  Fund.  For further information  on the fees and  expenses  of Large  Cap  Growth  Fund,  see  "More
Information Regarding the Funds," page 16.

OPERATING  EXPENSES -- The total fund operating expenses of Capital Growth Fund, expressed as a ratio of expenses to average daily net assets ("expense  ratio"), currently are slightly lower than the expenses of the Large Cap Growth Fund.

o  The  management  fee  for the  Large  Cap  Growth  Fund  was the  same as the management  fee for the Capital  Growth Fund for the year ended  December 31,
   2001.

o  The "other  expenses" for the Large Cap Growth Fund were slightly higher than for the Capital Growth Fund for the year ended December 31, 2001.

It is expected that combining the Funds will reduce the operating  expenses to a lower  level  than  the  operating  expense  ratio  of the  Funds  prior  to the
Reorganization.  For more  information,  see estimated PRO FORMA expenses in the table, "Annual Fund Operating Expenses," below.

The current expenses of each Fund and estimated PRO FORMA expenses giving effect to the proposed  Reorganization  are shown in the table below.  Expenses for the
Funds are based on the operating  expenses  incurred for the year ended December
31, 2001.  PRO FORMA fees and expenses show estimated fees and expenses of Large
Cap Growth Fund after giving  effect to the proposed  Reorganization.  PRO FORMA numbers are estimated in good faith and are hypothetical.

================================================================================
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)
--------------------------------------------------------------------------------
                                       BROKERAGE PLAN                 TOTAL FUND
                         MANAGEMENT     DISTRIBUTION       OTHER      OPERATING
                            FEES       (12B-1) FEES(2)    EXPENSES     EXPENSE
--------------------------------------------------------------------------------
Large Cap Growth Fund      1.00%            0.01%          0.22%        1.23%
--------------------------------------------------------------------------------
Capital Growth Fund        1.00%            0.00%          0.20%        1.20%
--------------------------------------------------------------------------------
PRO FORMA - Large Cap
Growth including           1.00%            0.00%          0.18%        1.18%
Capital Growth
--------------------------------------------------------------------------------
1  Expenses  are  shown for each  Fund,  and on a pro forma  basis,  based  upon expenses incurred by each Fund for the 12 months ended December 31, 2001.

2  Amounts included as distribution  expenses under this caption are the amounts received  by the  Funds'  distributor  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of  securities  held by the Funds.
================================================================================

EXAMPLE -- This example is intended to help you compare the cost of investing in the Funds and in the combined  Funds on a PRO FORMA basis.  The example  assumes that you  invest  $10,000  in each  Fund and in the  surviving  Fund  after  the
Reorganization  for the time  periods  indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The 5% return is an assumption  and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the  following  expenses if you  redeemed  your shares at the end of such period shown; your actual costs may be higher or lower.

================================================================================
                                    1 YEAR*    3 YEARS*    5 YEARS*    10 YEARS*
--------------------------------------------------------------------------------
Large Cap Growth Fund                $124       $387        $670        $1,477
--------------------------------------------------------------------------------
Capital Growth Fund                   122        381         660         1,455
--------------------------------------------------------------------------------
PRO FORMA - Large Cap Growth Fund
including Capital Growth Fund         120        375         649         1,432
--------------------------------------------------------------------------------
*The expense  examples above do not reflect the expenses of the variable annuity or variable  life  insurance  contracts  through  which shares of the Funds are purchased.
================================================================================

ADDITIONAL INFORMATION ABOUT LARGE CAP GROWTH FUND

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  SBL Fund and Security  Management have entered into an  agreement  that  requires  Security  Management  to provide  investment advisory,  statistical and research services to the Funds, supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide for the maintenance and compilation of records pertaining to the investment advisory function.  The agreement with Security Management can be terminated by the Board of Directors of SBL Fund upon 60 days'  written  notice.  Investment  management fees are computed and accrued daily and paid monthly.

INVESTMENT  PERSONNEL  --  The  following  individual  is  responsible  for  the day-to-day management of the Large Cap Growth Fund:

o  Cindy L. Shields,  Vice  President and Senior  Portfolio  Manager of Security
   Management,  has managed  Large Cap Growth Fund since its inception in May of
   2000. She joined  Security  Management in 1989.  Ms.  Shields  graduated from
   Washburn  University  with a  bachelor  of  business  administration  degree, majoring  in finance and  economics.  She is a  Chartered  Financial  Analyst charterholder with 13 years of investment experience.

PERFORMANCE  OF LARGE CAP  GROWTH  FUND -- The bar chart and table  shown  below provide an  indication of the risks of investing in the Large Cap Growth Fund by showing (on a calendar  year basis) Large Cap Growth  Fund's annual total return for the year ended  December 31, 2001 and by showing (on a calendar  year basis)
how Large Cap Growth Fund's  average  annual returns for one year and the period
May 1, 2000 (date of inception) through December 31, 2001, compare to those of a broad-based securities market index--the S&P Barra Growth Index. The information below is based on the  performance  of the shares of Large Cap  Growth  Fund and does not reflect fees and expenses  associated  with an  investment  in variable insurance  products  offered by Security  Benefit Life  Insurance  Company.  The
Fund's performance would be lower if the fees and expenses of such products were reflected.  Shares of the Fund are  available  only through the purchase of such products.  The Fund's past performance is not an indication of how the Fund will perform in the future.

               [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                      2001
                                      ----
                                     -14.7%

            *During the period shown in the chart,  the Fund's best
             quarterly  performance was 12.9% for the quarter ended
             December  31,  2001  and the  Fund's  worst  quarterly
             performance was -16.6% for the quarter ended September
             30, 2001. The Fund's  year-to-date  total return as of
             March 31, 2002 is -4.00%.

The table  below  shows the average  annual  total  returns of Large Cap Growth, compared to the S&P Barra  Growth  Index,  an unmanaged  index.  An index has an inherent  performance  advantage over the Large Cap Growth Fund since it imposes no sales  charges and incurs no operating  expenses.  An investor  cannot invest directly in an index. The Large Cap Growth Fund's  performance  reflected in the table does not  reflect  fees and  expenses  associated  with an  investment  in variable  insurance products offered by Security Benefit Life Insurance Company.
The Fund's  performance would be lower if the fees and expenses of such products were reflected.

            ========================================================
            AVERAGE ANNUAL TOTAL RETURNS (through December 31, 2001)
            --------------------------------------------------------
                                                       LIFE OF FUND
                                      PAST 1 YEAR     (SINCE 5/1/00)
            --------------------------------------------------------
            Large Cap Growth Fund       -15.4%            -21.0%
            --------------------------------------------------------
            S&P Barra Growth            -12.7%            -20.2%
            ========================================================

Additional  information  about Large Cap Growth Fund is included in the section,
"More Information Regarding the Funds," page 16.

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION  PLAN -- The Reorganization Plan provides for the transfer of all of the assets and  liabilities  of Capital  Growth  Fund to Large Cap Growth
Fund solely in exchange for shares of Large Cap Growth Fund. Capital Growth Fund will  distribute the shares of Large Cap Growth Fund received in the exchange to its shareholders, and then Capital Growth Fund will be liquidated.

After the  Reorganization,  each  shareholder  of Capital  Growth  Fund will own shares in Large Cap Growth Fund having an aggregate value equal to the aggregate value of the shares of Capital  Growth Fund held by that  shareholder  as of the close of business on the business day preceding the Closing.

Until the Closing,  shareholders of Capital Growth Fund will continue to be able to redeem their shares.  Redemption  requests received after the Closing will be treated as requests  received by the Large Cap Growth Fund for the redemption of its shares received by the shareholder in the Reorganization.

The  obligations  of the Funds  under the  Reorganization  Plan are  subject  to various  conditions,  including  approval of the  shareholders of Capital Growth
Fund. The Reorganization  Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary,
proper  or  advisable  to  consummate  and  make   effective  the   transactions
contemplated  by  the  Reorganization  Plan.  The  Reorganization  Plan  may  be
terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization,  see the
Reorganization  Plan at Appendix A, which modifies the foregoing  summary of the
Reorganization Plan in its entirety.

REASONS FOR THE REORGANIZATION -- The Funds have similar investment  objectives, strategies and risks and are relatively small in asset size. Because the Capital
Growth Fund may invest in similar  types of securities as Large Cap Growth Fund, the Funds are largely duplicative.  In addition, the Reorganization would create a larger Large Cap Growth Fund,  which should benefit  shareholders of the Funds by spreading  costs across a larger,  combined asset base, and which would allow
shareholders   of  Capital   Growth  Fund  to  continue  to   participate  in  a
professionally-managed portfolio which invests primarily in equity securities of
U.S.  companies.  Also,  a larger  Large Cap Growth  Fund  offers the  potential benefit of improved trading  efficiency.  Based upon these  considerations,  the
Board of Directors of SBL Fund determined that the Funds should be reorganized.

The proposed  Reorganization was presented to the Board of Directors of SBL Fund for  consideration  and approval at a meeting held May 3, 2002.  For the reasons discussed  below,  the  Directors,  including  all of the  Directors who are not
"interested  persons" (as defined in the Investment  Company Act of 1940) of SBL
Fund,  determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the  proposed  Reorganization,  and that the proposed  Reorganization  was in the best interests of each of the Funds and its shareholders.

BOARD  CONSIDERATION  -- The Board of Directors of SBL Fund, in recommending the proposed transaction, considered a number of factors, including the following:

1.  expense ratios and information regarding fees and expenses of Capital Growth
    Fund and Large Cap Growth Fund;

2.  estimates  that show that combining the Funds should result in lower expense ratios because of economies of scale;

3.  elimination of duplication of costs and inefficiencies of having two similar funds in the same fund group;

4.  the  Reorganization  would not dilute the  interests  of the Funds'  current shareholders;

5.  the relative  investment  performance  and risks of Large Cap Growth Fund as compared to Capital Growth Fund;

6.  the similarity of Large Cap Growth Fund's  investment  objectives,  policies and restrictions to those of Capital Growth Fund and the fact that the Funds are duplicative within the overall group of funds; and

7.  the tax-free  nature of the  Reorganization  to Capital  Growth Fund and its
    shareholders.

THE BOARD OF DIRECTORS OF SBL FUND RECOMMENDS  THAT  SHAREHOLDERS OF THE CAPITAL
GROWTH FUND APPROVE THE REORGANIZATION.

TAX  CONSIDERATIONS  -- The  Reorganization  is  intended to qualify for Federal income  tax  purposes  as a tax-free  reorganization  under  Section  368 of the
Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment,  neither the Capital Growth Fund, nor its shareholders,  nor the
Large Cap Growth  Fund is  expected  to  recognize  any gain or loss for federal income tax purposes from the  transactions  contemplated  by the  Reorganization
Plan.  As a  condition  to the  closing  of the  Reorganization,  the Funds will receive  an  opinion  from  the law  firm of  Dechert  to the  effect  that  the
Reorganization will qualify as a tax-free  reorganization for Federal income tax purposes.  That opinion will be based in part upon certain  assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, Capital Growth Fund will pay a dividend or dividends which,  together with all previous dividends,  will have the effect of  distributing  to their  respective  shareholders  all of the Capital  Growth
Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid)
and all of its net capital gains, if any, realized in taxable years ending on or prior to the  Reorganization  (after  reduction for any  available  capital loss carryforward).  Such  dividends  will be included  in the taxable  income of the
Capital Growth Fund's shareholders.

As of December  31,  2001,  Capital  Growth Fund had  accumulated  capital  loss
carryforwards   in  the   amount   of   approximately   $5,058,642.   After  the
Reorganization,  these  losses  will be  available  to Large Cap Growth  Fund to offset its capital  gains,  although the amount of these losses which may offset
Large Cap Growth  Fund's  capital  gains in any given year may be limited.  As a result of this limitation,  it is possible that Large Cap Growth Fund may not be able to use these losses as rapidly as Capital  Growth Fund might have, and part of these  losses may not be useable at all. The ability of Large Cap Growth Fund to absorb losses in the future  depends upon a variety of factors that cannot be known in advance,  including  the existence of capital gains against which these
losses  may  be  offset.   In  addition,   the  benefits  of  any  capital  loss
carryforwards  currently are available  only to  shareholders  of Capital Growth
Fund.  After the  Reorganization,  however,  these  benefits  will  inure to the benefit of all shareholders of Large Cap Growth Fund.

EXPENSES OF THE REORGANIZATION -- Security  Management will bear one-third,  and the Funds will bear two-thirds,  of the expenses relating to the Reorganization, including  but not  limited to the costs of the proxy  solicitation.  The Funds'
share of the expenses will be allocated  ratably on the basis of their  relative net asset values immediately before Closing.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF  ORGANIZATION  -- Each of the Funds is a series  of SBL  Fund,  a Kansas corporation. SBL Fund is governed by a Board of Directors, which consists of six directors.

DIVIDENDS  AND  OTHER  DISTRIBUTIONS  --  Each  Fund  pays  dividends  from  net investment income, and distributes net capital gains, if any, at least annually.
Dividends  and  distributions  of each  Fund  are  automatically  reinvested  in additional  shares  of  the  Fund.  There  are  no  fees  or  sales  charges  on reinvestments.

If the  Reorganization  Plan is approved by shareholders of Capital Growth Fund, then as soon as practicable before the Closing, Capital Growth Fund will pay its shareholders a cash distribution of all undistributed 2002 net investment income and undistributed realized net capital gains.

CAPITALIZATION   --  The  following  table  shows  on  an  unaudited  basis  the capitalization  of each Fund as of December 31, 2001 and on a PRO FORMA basis as of December 31, 2001, giving effect to the Reorganization:

  ===========================================================================
                                                    NET ASSET
                                                      VALUE         SHARES
                                    NET ASSETS      PER SHARE     OUTSTANDING
  ---------------------------------------------------------------------------
  Large Cap Growth Fund             $15,688,643       $6.75        2,325,957
  ---------------------------------------------------------------------------
  Capital Growth Fund                21,912,726        6.84        3,203,372
  ---------------------------------------------------------------------------
  Pro Forma - Large Cap Growth       37,601,369        6.75        5,570,573
  including Capital Growth Fund
  ===========================================================================

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION  OF PROXIES -- Proxies  are being  solicited  at the request of the
Board of Directors of SBL Fund.  Solicitation of proxies is being made primarily by the  mailing of this Notice and Proxy  Statement  with its  enclosures  on or about July 20, 2002.  Shareholders  of Capital Growth Fund whose shares are held by  nominees,  such as  brokers,  can vote  their  proxies by  contacting  their respective  nominee.  In  addition  to the  solicitation  of  proxies  by  mail,
employees  of  Security  Management  and  its  affiliates,   without  additional
compensation,  may  solicit  proxies  in  person  or  by  telephone,  telegraph, facsimile, or oral communication.

A shareholder may revoke the accompanying  proxy at any time prior to its use by filing with Capital  Growth Fund a written  revocation  or duly  executed  proxy bearing a later date. In addition,  any  shareholder  who attends the meeting of
Capital  Growth Fund  shareholders  in person may vote by ballot at the Meeting, thereby  canceling  any  proxy  previously  given.  The  persons  named  in  the accompanying  proxy will vote as  directed  by the proxy,  but in the absence of voting directions in any proxy that is signed and returned,  they intend to vote
"FOR" the Reorganization  proposal and may vote in their discretion with respect to other matters not now known to the Board of Directors of SBL Fund that may be presented at the meeting.

VOTING RIGHTS -- Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is  entitled to vote,  and each  fractional share shall be entitled to a proportionate fractional vote.

Shareholders  of Capital  Growth  Fund at the close of business on June 24, 2002
(the "Record Date") will be entitled to be present and give voting  instructions for the Fund at the meeting with respect to their shares owned as of that Record
Date. As of the Record Date,  2,745,067  shares of the Capital  Growth Fund were outstanding and entitled to vote.

By investing in a variable  annuity or variable life insurance  policy issued by
Security  Benefit,  you indirectly  purchased shares of the Capital Growth Fund.
Security  Benefit  owns  shares  of the Fund for your  benefit  in the  separate account  funding  your  variable  annuity or  variable  life  insurance  policy.
Security  Benefit  will  vote  shares  of the  Fund in  accordance  with  voting instructions  received  from you and other owners of such  variable  annuity and variable life insurance  policies.  Shareholders have certain voting rights with respect  to their  beneficially  owned  shares,  and  Security  Benefit,  or its appointee,  will  vote the  shares  beneficially  owned by each  shareholder  in accordance with the  shareholder's  instructions.  The enclosed form of proxy is provided  for this  purpose.  All shares for which  shareholders  do not provide voting  instructions  will be voted in the same  proportion  as those shares for which voting instructions have been received.

Approval of the Reorganization  with respect to Capital Growth Fund requires the affirmative  vote of a  majority  of the  outstanding  shares of the  Fund.  The
Capital  Growth Fund must have a quorum to conduct its  business at the meeting.
The holders of a MAJORITY of  outstanding  shares  present in person or by proxy shall constitute a quorum.

If a shareholder abstains from voting as to any matter, or if a broker returns a
"non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented  by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However,  abstentions and broker non-votes will not be deemed  represented at the meeting for purposes of  calculating  the vote on any matter.  As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the meeting, the Fund expects that  broker-dealer  firms  holding their shares of the Funds in "street name" for their customers will request voting  instructions from their customers and beneficial owners.

To the  knowledge  of SBL Fund,  as of June 24,  2002,  neither  the  Directors, individually,  nor  the  officers  and  Directors  of  SBL  Fund,  as  a  group, beneficially owned any shares of either Fund.

Security  Benefit Life Insurance  Company  ("Security  Benefit") is the owner of record of all of the Fund's outstanding  shares. As of June 24, 2002, there were no  persons  that owned  beneficially  5% or more of the  outstanding  shares of either Fund.

OTHER MATTERS TO COME BEFORE THE MEETING -- The Board of Directors does not know of any matters to be presented at the meeting other than those described in this
Proxy  Statement/Prospectus.  If other business  should properly come before the meeting,  the proxy  holders  will vote  thereon in  accordance  with their best judgment.

SHAREHOLDER  PROPOSALS  -- The  Fund  is not  required  to hold  regular  annual meetings  and, in order to minimize its costs,  does not intend to hold meetings of  shareholders  unless so required by applicable law,  regulation,  regulatory policy or if otherwise deemed advisable by the Fund's  management.  Therefore it is not  practicable  to specify a date by which  shareholder  proposals  must be received in order to be  incorporated  in an  upcoming  proxy  statement  for an annual meeting or to be submitted to shareholders of the Fund.

Shareholders  wishing to submit proposals should send their written proposals to the  address  set  forth  on the  cover  of this  proxy  statement/prospectus  a reasonable  time prior to the date of a meeting of shareholders to be considered for  inclusion in the proxy  materials  for a meeting.  Timely  submission  of a proposal does not, however, necessarily mean that the proposal will be included.
Persons  named as proxies for any  subsequent  shareholder  meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION  ABOUT THE FUNDS -- Proxy materials,  reports and other  information filed  by the  Funds  can be  inspected  and  copied  at  the  Public  Reference
Facilities maintained by the SEC at 450 Fifth Street, NW, Washington,  DC 20549.
The SEC maintains an Internet World Wide Web site (at http://www.sec.gov)  which contains other information about the Funds.

REPORTS TO SHAREHOLDERS -- Security  Management will furnish,  without charge, a copy of the most recent Annual Report regarding the Funds upon request. Requests for such  reports  should be  directed to Security  Management  at One  Security
Benefit Place, Topeka, KS 66636-0001 or at (800) 888-2461.

PROMPT   EXECUTION   AND  RETURN  OF  THE  ENCLOSED   PROXY  IS   REQUESTED.   A
SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                           Amy J. Lee, Secretary

July 6, 2002
One Security Benefit Place
Topeka, KS 66636-0001

                      MORE INFORMATION REGARDING THE FUNDS

PURCHASE AND  REDEMPTION OF SHARES.  Security  Benefit  purchases  shares of the
Funds for its variable  annuity and variable life insurance  separate  accounts.
Security  Benefit  buys and sells shares of the Funds at the net asset value per share (NAV) next determined  after it submits the order to buy or sell. A Fund's
NAV is generally calculated as of the close of trading on every day the New York
Stock Exchange is open.

You may purchase shares of the Funds only  indirectly  through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit.
The  prospectus for such variable  annuity or variable life  insurance  contract describes any sales charges applicable to your contract.

DETERMINATION  OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 3
p.m.  Central  time) on days when the  Exchange  is open.  The  Exchange is open
Monday through  Friday,  except on observation  of the following  holidays:  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally  based upon the market value of securities  held in the Fund's  portfolio.  If market  prices are not  available,  the fair value of securities is determined using procedures  approved by the Board of Directors of
SBL Fund.

BROKERAGE  ENHANCEMENT  PLAN.  The Funds have adopted,  in  accordance  with the provisions of Rule 12b-1 under the  Investment  Company Act of 1940, a Brokerage
Enhancement Plan (the "Plan"). The Plan uses available brokerage  commissions to promote the sale and  distribution  of Fund shares (through the sale of variable insurance products funded by the Funds).

Under the Plan, a Fund may direct  Security  Management or a sub-advisor  to use certain broker-dealers for securities transactions, subject to the obligation to obtain best execution of such transactions.  These are broker-dealers  that have agreed  either  (1) to pay a  portion  of  their  commission  from  the sale and purchase of securities to the Fund's  Distributor or other  introducing  brokers
("Brokerage  Payments"),  or (2)  to  provide  brokerage  credits,  benefits  or services ("Brokerage Credits").  The Distributor will use all Brokerage Payments and Credits (other than a minimal amount to defray its legal and  administrative costs) to finance  activities that are meant to result in the sale of the Fund's shares, including:

o  holding or participating in seminars and sales meetings promoting the sale of the Fund's shares

o  paying marketing fees requested by broker-dealers who sell the Fund's shares

o  training sales personnel

o  creating and mailing advertising and sales literature

o  financing  any other  activity  that is intended to result in the sale of the
   Fund's shares.

The Plan  permits the  Brokerage  Payments and Credits  generated by  securities transactions  from one Fund to inure to the benefit of other  series of SBL Fund as well. The Plan is not expected to increase the brokerage costs of the Funds.

OTHER  EXPENSES.  In addition  to the  management  fee and other fees  described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation  costs, and the compensation of Directors who  are not  affiliated  with  Security  Management.  Most  Fund  expenses  are allocated proportionately among all of the outstanding shares of the Fund.

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  SBL Fund and Security  Management have entered into an  agreement  that  requires  Security  Management  to provide  investment advisory,  statistical and research services to the Funds, supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide for the maintenance and compilation of records pertaining to the investment advisory function.  The agreement with Security Management can be terminated by the Board of Directors of SBL Fund upon 60 days written notice. Investment management fees are computed and accrued daily and paid monthly. For the year ended December 31,
2001, Large Cap Growth Fund paid management fees to Security Management equal to
1.00% of Large Cap Growth Fund's average net assets.

Security Management has engaged Alliance Capital Management L.P., 1345 Avenue of the Americas,  New York, New York 10105 to provide investment  advisory services to Capital Growth Fund. Alliance Capital is a leading  international  investment manager  supervising  client  accounts  with  assets as of  December  31,  2001, totaling more than $455 billion (of which approximately $156 billion represented the  assets of  investment  companies).  Pursuant  to this  agreement,  Alliance
Capital furnishes  investment advisory and research  facilities,  supervises and arranges  for the purchase and sale of  securities  on behalf of Capital  Growth
Fund and provides for the compilation  and maintenance of records  pertaining to such investment advisory services, subject to the control and supervision of SBL
Fund's Board of Directors and Security Management.

PARENT  COMPANY AND  DISTRIBUTOR  -- Security  Management  is  controlled by its members,  Security  Benefit Life Insurance  Company and Security  Benefit Group,
Inc.  ("SBG").  SBG is an  insurance  and  financial  services  holding  company wholly-owned by Security  Benefit Life Insurance  Company,  One Security Benefit
Place,  Topeka,  Kansas  66636-0001.  Security  Benefit  Life, a life  insurance company,  is  incorporated  under the laws of Kansas.  Security  Management is a direct, and the Distributor,  the Fund's principal underwriter,  is an indirect, wholly-owned subsidiary of Security Benefit.

ADMINISTRATIVE  AGENT --  Security  Management  also acts as the  administrative agent  for  the  Fund  and as such  performs  administrative  functions  and the bookkeeping,  accounting and pricing functions for the Funds. For these services
Security Management receives,  on an annual basis, a fee of 0.09% of the average net assets of each Fund, calculated daily and payable monthly.

Security  Management  also acts as the  transfer  agent for the Funds.  As such,
Security  Management  performs all shareholder  servicing  functions,  including transferring record ownership,  processing purchase and redemption transactions, answering  inquiries,  mailing  shareholder  communications  and  acting  as the dividend  disbursing agent. For these services,  Security Management receives an annual  maintenance  fee of $8.00 per  account,  a fee of $1.00 per  shareholder transaction, and a fee of $1.00 per dividend transaction.

PORTFOLIO  TRANSACTIONS  --  Security  Management  will place  orders to execute securities  transactions  that are designed to implement each Fund's  investment objectives and policies.  Security  Management  uses its  reasonable  efforts to place all purchase and sale  transactions  with brokers and dealers  ("brokers")
that provide  "best  execution" of these  orders.  In placing  purchase and sale transactions,  Security  Management may consider brokerage and research services provided by a broker to Security Management or its affiliates,  and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount  another broker would have charged if Security  Management  determines in good faith that the amount of  commission is reasonable in relation to the value of the brokerage and research services provided by the broker viewed in terms of either that particular  transaction or the overall  responsibilities of Security
Management  with  respect to all  accounts as to which it  exercises  investment discretion.  Security  Management may use all, none, or some of such information and services in  providing  investment  advisory  services to each of the mutual
funds  under  its  management,   including  each  Fund.  In  addition,  Security
Management  also  may  consider  a  broker's  sale of Fund  shares  if  Security
Management  is  satisfied  that the Fund would  receive  best  execution  of the transaction from that broker.

Securities  held by the  Funds  may  also be held by other  investment  advisory clients  of  Security  Management,  including  other  investment  companies.  In addition,  Security Management's parent company, Security Benefit, may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund,  Security  Management  may at the same time be purchasing or selling the same securities for one or more of such other  accounts.  Subject to
Security Management's obligation to seek best execution, such purchases or sales may be  executed  simultaneously  or  "bunched."  It is the  policy of  Security
Management not to favor one account over the other.  Any purchase or sale orders executed  simultaneously  (which may also include orders from Security  Benefit)
are  allocated at the average price and as nearly as  practicable  on a pro rata basis  (transaction  costs will also generally be shared on a pro rata basis) in proportion to the amounts  desired to be purchased or sold by each  account.  In those instances where it is not practical to allocate purchase or sale orders on a pro  rata  basis,  then the  allocation  will be made on a  rotating  or other equitable  basis.  While  it is  conceivable  that  in  certain  instances  this procedure  could  adversely  affect the price or number of shares  involved in a
Fund's transaction,  it is believed that the procedure generally  contributes to better overall execution of the Funds' portfolio transactions.

TAXES

FEDERAL TAXES -- You may purchase shares of the Fund only indirectly through the purchase of a variable  annuity or variable life  insurance  contract  issued by
Security  Benefit.  The  prospectus  for such variable  annuity or variable life insurance  contract  describes the federal tax  consequences of your purchase or sale of the contract. Please see your tax adviser for further information.

                 FINANCIAL HIGHLIGHTS FOR LARGE CAP GROWTH FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand certain of the
Fund's financial  performance  during the period since commencement of the Fund.
Certain  information  reflects  financial  results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund  assuming  reinvestment  of all dividends and distributions.  This information has been derived from financial  statements that have been audited by Ernst & Young LLP,  whose  report,  along with the SBL
Fund's  financial  statements,  is  included  in its  annual  report,  which  is available upon request.

================================================================================
SERIES G (LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED
                                                               DECEMBER 31
                                                          ----------------------
                                                          2001(a)     2000(a)(b)
                                                          -------     ----------
PER SHARE DATA
Net asset value beginning of period....................   $ 7.98       $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........................    (0.02)       (0.02)
Net gain (loss) on securities (realized & unrealized)..    (1.21)       (2.00)
                                                           -----        -----
Total from investment operations.......................    (1.23)       (2.02)

LESS DISTRIBUTIONS:
Dividends (from net investment income).................      ---          ---
Distributions (from capital gains).....................      ---          ---
                                                           -----        -----
Total distributions....................................      ---          ---
                                                           -----        -----
NET ASSET VALUE END OF PERIOD..........................   $ 6.75       $ 7.98
                                                           =====        =====
TOTAL RETURN (c).......................................   (15.4)%      (20.2)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...................   $15,689      $12,139
Ratio of expenses to average net assets................     1.23%        1.28%
Ratio of net investment income
  (loss) to average net assets.........................   (0.30)%      (0.47)%
Portfolio turnover rate................................        4%           5%
================================================================================

(a)  Expense ratios were calculated  without  reduction for earnings credits and marketing fees paid  indirectly.  Expense ratios with such reductions would have been as follows:

                          ============================
                                       2001      2000
                          ----------------------------
                          Series G     1.22%     1.23%
                          ============================

(b)  Large Cap Growth Fund was initially  capitalized on May 1, 2000, with a net asset  value of $10.00 per share.  Percentage  amounts  for the period have been annualized, except for total return.

(c)  Total return does not take into account any of the expenses associated with an investment in variable  insurance  products  offered by Security Benefit
     Life Insurance  Company.  Shares of the Fund are available only through the purchase of such products.

                                   APPENDIX A

                         FORM OF PLAN OF REORGANIZATION

THIS PLAN OF  REORGANIZATION  (the "Plan") is adopted as of this 3rd day of May,
2002, by SBL Fund (the  "Company")  with its principal  place of business at One
Security Benefit Place, Topeka, Kansas 66636-0001,  on behalf of Series G (Large
Cap Growth) (the "Acquiring Fund"), a separate series of the Company, and Series
L  (Capital  Growth)  (the  "Acquired  Fund"),  another  separate  series of the
Company.

This Plan is  intended  to be and is  adopted  as a plan of  reorganization  and liquidation  within  the  meaning  of Section  368(a)(1)  of the  United  States
Internal Revenue Code of 1986, as amended (the "Code").  The reorganization (the
"Reorganization")  will  consist  of the  transfer  of all of the  assets of the
Acquired Fund to the Acquiring Fund in exchange  solely for voting shares ($1.00 par value per share) of the Acquiring Fund (the  "Acquiring  Fund Shares"),  the
assumption by the Acquiring  Fund of all  liabilities  of the Acquired Fund, and the  distribution  of the  Acquiring  Fund  Shares  to the  shareholders  of the
Acquired Fund in complete  liquidation of the Acquired Fund as provided  herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS,  the  Company  is an  open-end,  registered  investment  company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS,  the Directors of the Company have  determined that the exchange of all of the assets of the Acquired Fund for Acquiring  Fund Shares and the assumption of all  liabilities  of the Acquired Fund by the  Acquiring  Fund is in the best interests of the Acquiring Fund and its  shareholders  and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined,  with respect to the
Acquired  Fund,  that the exchange of all of the assets of the Acquired Fund for
Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the  Acquiring  Fund is in the best  interests of the  Acquired  Fund and its shareholders and that the interests of the existing shareholders of the Acquired
Fund would not be diluted as a result of this transaction;

NOW,  THEREFORE,  the Company,  on behalf of the Acquiring Fund and the Acquired
Fund separately, hereby approves the Plan on the following terms and conditions:

 1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE  ACQUIRING  FUND IN EXCHANGE
     FOR  THE  ACQUIRING  FUND  SHARES,  THE  ASSUMPTION  OF ALL  ACQUIRED  FUND
     LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1   Subject  to  the  requisite  approvals  of  the  shareholders  of the
           Acquired Fund and Acquiring  Fund and the other terms and  conditions herein  set  forth  and  on the  basis  of  the  representations  and warranties  contained  herein,  the Company will  transfer all of the
           Acquired  Fund's  assets,  as set  forth  in  paragraph  1.2,  to the
           Acquiring  Fund, and the Acquiring Fund agrees in exchange  therefor:
           (i) to deliver to the Acquired Fund the number of full and fractional
           Acquiring  Fund  Shares  determined  by  dividing  the  value  of the
           Acquired Fund's net assets, computed in the manner and as of the time and date set forth in  paragraph  2.1,  by the net asset value of one
           Acquiring  Fund Share,  computed in the manner and as of the time and date set forth in paragraph  2.2; and (ii) to assume all  liabilities of the  Acquired  Fund.  Such  transactions  shall  take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2   The assets of the Acquired Fund to be acquired by the Acquiring  Fund
           shall  consist  of  all  assets  and  property,   including,  without
           limitation,  all cash, securities,  commodities and futures interests and dividends or interests  receivable that are owned by the Acquired
           Fund and any  deferred or prepaid  expenses  shown as an asset on the books  of the  Acquired  Fund on the  closing  date  provided  for in paragraph 3.1 (the "Closing Date").

     1.3   The  Acquired  Fund  will  endeavor  to  discharge  all of its  known liabilities and obligations  prior to the Closing Date. The Acquiring
           Fund shall also assume all of the  liabilities  of the Acquired Fund, whether  accrued or  contingent,  known or  unknown,  existing at the
           Valuation  Date.  On or as soon as  practicable  prior to the Closing
           Date, the Acquired Fund will declare and pay to its  shareholders  of record  one  or  more  dividends  and/or  other  distributions  that, together  with all previous  distributions,  shall have the effect of distributing to its  shareholders  (i) all of its investment  company taxable income and all of its net realized capital gains, if any, for the period from the close of its last  taxable year to the end of the business day on the Closing;  and (ii) any  undistributed  investment company  taxable  income and net capital  gain from any period to the extent not otherwise distributed.

     1.4   Immediately  after the  transfer of assets  provided for in paragraph
           1.1,  the  Acquired  Fund  will  distribute  to the  Acquired  Fund's shareholders of record,  determined as of immediately after the close of business on the Closing Date (the "Acquired  Fund  Shareholders"),
           on a pro rata  basis,  the  Acquiring  Fund  Shares  received  by the
           Acquired  Fund  pursuant  to  paragraph  1.1,  and  will   completely
           liquidate.  Such  distribution  and liquidation will be accomplished, with respect to the Acquired  Fund's  shares,  by the transfer of the
           Acquiring  Fund Shares then  credited to the account of the  Acquired
           Fund on the books of the Acquiring Fund to open accounts on the share records  of the  Acquiring  Fund in the  names of the  Acquired  Fund
           Shareholders.  The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate  net asset value of the Acquired  Fund shares owned by such shareholders on the Closing Date. All issued and  outstanding  shares of the Acquired Fund will  simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in  shares  of the  Acquired  Fund  will  represent  a number  of the
           Acquiring  Fund  Shares  after the Closing  Date,  as  determined  in accordance  with  Section  2.3.  The  Acquiring  Fund shall not issue certificates  representing  the  Acquiring  Fund Shares in connection with such exchange.

     1.5   Ownership of Acquiring  Fund Shares will be shown on the books of the
           Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring  Fund's  then-current prospectus and statement of additional information.

     1.6   Any reporting  responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports,  tax
           returns,   or  other  documents  with  the  Securities  and  Exchange
           Commission (the "Commission"),  any state securities commission,  and any federal,  state or local tax  authorities  or any other  relevant regulatory  authority,  is and shall remain the responsibility of the
           Acquired Fund.

 2.  VALUATION

     2.1   The  value  of the  Acquired  Fund's  assets  to be  acquired  by the
           Acquiring Fund hereunder  shall be the value of such assets  computed as of  immediately  after the close of business of the New York Stock
           Exchange and after the  declaration  of any  dividends on the Closing
           Date  (such  time and date being  hereinafter  called the  "Valuation
           Date"),  using the  valuation  procedures  set forth in the Company's
           Articles   of   Incorporation,   as   amended   (the   "Articles   of
           Incorporation"),  and the  then-current  prospectus  or  statement of additional  information  with  respect  to the  Acquiring  Fund,  and valuation procedures established by the Company's Board of Directors.

     2.2   The net asset value of an Acquiring Fund Share shall be the net asset value  per  share  computed  as of  immediately  after  the  close of business of the New York Stock Exchange and after the  declaration of any dividends on the Valuation Date,  using the valuation  procedures set  forth  in  the  Company's  Articles  of  Incorporation  and  the
           then-current  prospectus or statement of additional  information with respect to the Acquiring Fund, and valuation  procedures  established by the Company's Board of Directors.

     2.3   The  number of the  Acquiring  Fund  Shares  to be issued  (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be  determined  by dividing  the value of the net assets of the
           Acquired Fund determined using the same valuation procedures referred to in  paragraph  2.1,  by the net asset value of an  Acquiring  Fund
           Share, determined in accordance with paragraph 2.2.

     2.4   All  computations  of  value  shall be made by the  Acquiring  Fund's designated record keeping agent.

 3.  CLOSING AND CLOSING DATE

     3.1   The Closing Date shall be August 27, 2002,  or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place  simultaneously as of immediately after the close of business on the Closing Date unless  otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m.,  Eastern Time. The Closing shall be held at the offices of the  Company or at such other  time  and/or  place as the Board of
           Directors or officers of the Company may designate.

     3.2   The Company  shall  direct State  Street Bank and Trust  Company,  as custodian for the Acquired Fund (the "Custodian"), to deliver, at the
           Closing,  a certificate of an authorized officer stating that (i) the
           Acquired  Fund's  portfolio  securities,  cash,  and any other assets
           ("Assets")  shall have been delivered in proper form to the Acquiring
           Fund within two business  days prior to or on the Closing  Date,  and
           (ii) all  necessary  taxes in  connection  with the  delivery  of the
           Assets,  including all  applicable  federal and state stock  transfer stamps,  if any,  have been paid or  provision  for  payment has been made.  The Acquired  Fund's  portfolio  securities  represented  by a certificate  or other written  instrument  shall be  transferred  and delivered by the Acquired Fund as of the Closing Date for the account of the  Acquiring  Fund duly  endorsed in proper form for transfer in such condition as to constitute good delivery  thereof.  The Acquired
           Fund shall direct the Custodian to deliver  portfolio  securities and instruments  deposited  with a securities  depository,  as defined in
           Rule 17f-4 under the Investment  Company Act of 1940, as amended (the
           "1940 Act") as of the Closing Date by book entry in  accordance  with the customary  practices of such  depositories  and the custodian for
           Acquiring Fund.

     3.3   Security Management Company,  LLC, as transfer agent for the Acquired
           Fund (the "Transfer Agent"), shall deliver, on behalf of the Acquired
           Fund, at the Closing a certificate of an authorized  officer  stating that its records contain the names and addresses of the Acquired Fund
           Shareholders  and the number and percentage  ownership of outstanding shares  owned  by each  such  shareholder  immediately  prior  to the
           Closing.

     3.4   In the  event  that on the  Valuation  Date  (a) the New  York  Stock
           Exchange or another primary  trading market for portfolio  securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or  trading  thereupon  shall be  restricted,  or (b)  trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that,  in the  judgment of the Board of  Directors of the Company, accurate  appraisal  of the value of the net assets of the  Acquiring
           Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed  until the first  business  day after the day when  trading shall have been fully resumed and reporting shall have been restored.

 4.  REPRESENTATIONS AND WARRANTIES

     4.1   The Company, on behalf of the Acquired Fund,  represents and warrants to the Acquiring Fund as follows:

           (a)  The Acquired Fund is duly  organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment company under the 1940 Act, and the  registration  of its shares under the Securities Act of
                1933, as amended ("1933 Act"), are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquired Fund of the transactions  contemplated  herein,  except such as have been  obtained  under the 1933 Act, the  Securities
                Exchange  Act of 1934,  as amended (the "1934 Act") and the 1940
                Act, and such as may be required by state securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquired  Fund  and each  prospectus  and  statement  of additional  information  of the  Acquired  Fund used  during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquired  Fund  will  have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring  Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign,  transfer and deliver such assets  hereunder free of any liens or other  encumbrances,  and upon delivery and payment for such assets,  the  Acquiring  Fund will acquire good and marketable  title  thereto,  subject to no restrictions  on  the  full  transfer  thereof,  including  such restrictions  as might arise  under the 1933 Act,  other than as disclosed to the Acquiring Fund;

           (f)  The Acquired Fund is not engaged  currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other undertaking to which the Acquired Fund is a party or by  which  it is  bound,  or  (ii)  the  acceleration  of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the  Acquired  Fund is a party or by which it is bound;

           (g)  The Acquired Fund has no material contracts or other commitments
                (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

           (h)  Except as otherwise  disclosed in writing to and accepted by the
                Acquiring  Fund, no litigation or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquired  Fund  or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its financial condition or the conduct of its business. The Acquired
                Fund  knows of no facts  which  might  form  the  basis  for the institution of such proceedings and is not a party to or subject to the provisions of any order,  decree or judgment of any court or governmental  body which materially and adversely affects its business or its ability to consummate  the  transactions  herein contemplated;

           (i)  The financial  statements of the Acquired Fund as of and for the year ended December 31, 2001 have been audited by Ernst & Young,
                LLP, independent accountants.  Such statements are in accordance with  accounting  principles  generally  accepted  in the United
                States  ("GAAP")   consistently  applied,  and  such  statements
                (copies  of which have been  furnished  to the  Acquiring  Fund)
                present  fairly,  in  all  material   respects,   the  financial
                condition  of the  Acquired  Fund as of such date in  accordance with GAAP, and there are no known contingent  liabilities of the
                Acquired  Fund  required to be reflected on the balance sheet or in the notes thereto;

           (j)  Since December 31, 2001, there has not been any material adverse change  in the  Acquired  Fund's  financial  condition,  assets, liabilities  or business,  other than  changes  occurring in the ordinary  course of business,  or any incurrence by the Acquired
                Fund of  indebtedness  maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and  accepted by the  Acquiring  Fund.  For the purposes of this subparagraph  (j), a decline in net asset value per share of the
                Acquired  Fund due to declines in market values of securities in the Acquired  Fund's  portfolio,  the discharge of Acquired Fund liabilities,  or the  redemption  of  Acquired  Fund  shares  by shareholders  of  the  Acquired  Fund  shall  not  constitute  a material adverse change;

           (k)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquired  Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquired  Fund's  knowledge,  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (l)  For each taxable year of its  operation  (including  the taxable year ending on the Closing Date),  the Acquired Fund has met the requirements of Subchapter M of the Code for  qualification as a regulated  investment  company  and has elected to be treated as such,  has been eligible to and has computed its Federal  income tax under Section 852 of the Code, and will have distributed all of its  investment  company  taxable income and net capital gain
                (as  defined in the Code) that has  accrued  through the Closing
                Date,  and before the Closing Date will have declared  dividends sufficient to distribute all of its investment  company  taxable income and net capital gain for the period ending on the Closing
                Date;

           (m)  All issued and outstanding  shares of the Acquired Fund are, and on the  Closing  Date  will be,  duly  and  validly  issued  and outstanding,  fully paid and  non-assessable  by the Company and have been  offered and sold in every  state and the  District of
                Columbia in compliance in all material  respects with applicable registration  requirements of the 1933 Act and state  securities laws. All of the issued and  outstanding  shares of the Acquired
                Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer  Agent,  on behalf of the Acquired  Fund, as provided in paragraph  3.3. The
                Acquired Fund does not have outstanding any options, warrants or other rights to  subscribe  for or purchase any of the shares of the  Acquired  Fund,  nor  is  there  outstanding  any  security convertible into any of the Acquired Fund shares;

           (n)  The  adoption and  performance  of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company,  and,  subject to the approval of the  shareholders  of the Acquired Fund, this
                Plan will  constitute  a valid  and  binding  obligation  of the
                Acquired  Fund,   enforceable  in  accordance  with  its  terms,
                subject,   as  to   enforcement,   to  bankruptcy,   insolvency,
                reorganization,   moratorium  and  other  laws  relating  to  or
                affecting creditors' rights and to general equity principles;

           (o)  The  information to be furnished by the Acquired Fund for use in registration  statements,  proxy  materials and other  documents filed or to be filed with any federal, state or local regulatory authority  (including  the National  Association  of  Securities
                Dealers,  Inc.),  which may be necessary in connection  with the transactions contemplated hereby, shall be accurate and complete in all  material  respects  and  shall  comply  in all  material respects with Federal  securities and other laws and regulations thereunder applicable thereto.

     4.2   The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

           (a)  The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment  company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquiring Fund of the transactions  contemplated herein,  except such as have been obtained  under the 1933 Act, the 1934 Act and the  1940 Act and such as may be  required  by state  securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquiring  Fund and each  prospectus  and  statement  of additional  information  of the  Acquiring  Fund used during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquiring  Fund  will have good and marketable  title to the Acquiring  Fund's  assets,  free of any liens of other encumbrances,  except those liens or encumbrances as to which the Acquired Fund has received  notice and necessary documentation at or prior to the Closing;

           (f)  The Acquiring Fund is not engaged currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other  undertaking  to which  the  Acquiring  Fund is a party or by which it is bound,  or (ii) the  acceleration of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the Acquiring  Fund is a party or by which it is bound;

           (g)  Except as otherwise  disclosed in writing to and accepted by the
                Acquired  Fund, no litigation  or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquiring  Fund or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its
                financial  condition  or  the  conduct  of  its  business.   The
                Acquiring  Fund knows of no facts which might form the basis for the  institution  of such  proceedings  and is not a party to or subject to the  provisions  of any order,  decree or judgment of any court or  governmental  body which  materially and adversely
                affects  its   business  or  its  ability  to   consummate   the
                transactions herein contemplated;

           (h)  The financial statements of the Acquiring Fund as of and for the year ended  December 31, 2001 have been audited by Ernst & Young
                LLP, independent accountants.  Such statements are in accordance with GAAP consistently  applied,  and such statements (copies of which have been furnished to the Acquired Fund) present  fairly, in  all  material  respects,  the  financial  condition  of  the
                Acquiring  Fund as of such date in  accordance  with  GAAP,  and there are no known contingent  liabilities of the Acquiring Fund required to be  reflected  on the balance  sheet or in the notes thereto;

           (i)  Since December 31, 2001, there has not been any material adverse change in the  Acquiring  Fund's  financial  condition,  assets, liabilities  or business,  other than  changes  occurring in the ordinary course of business,  or any incurrence by the Acquiring
                Fund of  indebtedness  maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and  accepted  by  the  Acquired  Fund.  For  purposes  of  this subparagraph  (i), a decline in net asset value per share of the
                Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio,  the discharge of Acquiring Fund liabilities,  or the  redemption  of  Acquiring  Fund  Shares by shareholders  of the  Acquiring  Fund,  shall not  constitute  a material adverse change;

           (j)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquiring Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquiring  Fund's  knowledge  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (k)  For each taxable year of its  operation,  the Acquiring Fund has
                met  the   requirements   of   Subchapter  M  of  the  Code  for
                qualification as a regulated  investment company and has elected to be treated as such, has been eligible to and has computed its
                Federal   income  tax  under  Section  852  of  the  Code,   has
                distributed all of its investment company taxable income and net capital  gain (as defined in the Code) for periods  ending prior to the  Closing  Date,  and  will  do so for  the  taxable  year including the Closing Date;

           (l)  All issued and outstanding Acquiring Fund Shares are, and on the
                Closing Date will be, duly and validly  issued and  outstanding, fully  paid and  non-assessable  by the  Company  and have  been offered and sold in every state and the  District of Columbia in compliance in all material respects with applicable registration requirements  of the 1933 Act and  state  securities  laws.  The
                Acquiring Fund does not have  outstanding any options,  warrants or other rights to subscribe for or purchase any Acquiring  Fund
                Shares,  nor is there outstanding any security  convertible into any Acquiring Fund Shares;

           (m)  The adoption and  performance  of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any,  on the part of the  Directors  of the Company on behalf of the  Acquiring  Fund and this Plan will  constitute  a valid and
                binding  obligation  of  the  Acquiring  Fund,   enforceable  in
                accordance  with  its  terms,  subject,  as to  enforcement,  to bankruptcy,  insolvency,  reorganization,  moratorium  and other laws relating to or affecting  creditors'  rights and to general equity principles;

           (n)  The  Acquiring  Fund  Shares to be issued and  delivered  to the
                Acquired   Fund,   for  the   account  of  the   Acquired   Fund
                Shareholders,  pursuant  to the terms of this Plan,  will on the
                Closing Date have been duly  authorized  and, when so issued and delivered,  will be  duly  and  validly  issued  Acquiring  Fund
                Shares,  and  will  be  fully  paid  and  non-assessable  by the
                Company;

           (o)  The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that  may be  necessary  in  connection  with  the  transactions contemplated  hereby  shall  be  accurate  and  complete  in all material respects and shall comply in all material respects with
                Federal  securities  and other laws and  regulations  applicable thereto; and

           (p)  That insofar as it relates to Company or the Acquiring Fund, the
                Registration  Statement  relating to the  Acquiring  Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement,  and any amendment or supplement to the foregoing, will, from the effective date of the  Registration  Statement  through the date of the meeting of shareholders of the Acquired Fund  contemplated  therein (i) not contain any untrue statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements therein, in light of the circumstances under which such  statements  were  made,  not  materially  misleading provided,  however,  that the  representations and warranties in this  subparagraph  (p)  shall  not  apply to  statements  in or omissions from the Registration  Statement made in reliance upon and in  conformity  with  information  that was furnished by the
                Acquired  Fund for use therein,  and (ii) comply in all material respects  with the  provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

 5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1   The  Acquiring  Fund and the  Acquired  Fund  each will  operate  its business  in the  ordinary  course  between  the date  hereof and the
           Closing  Date,  it being  understood  that  such  ordinary  course of business  will  include  the  declaration  and  payment of  customary dividends and  distributions,  and any other distribution that may be advisable.

     5.2   To the extent  required by  applicable  law,  the Company will call a meeting of the  shareholders of the Acquired Fund to consider and act upon  this  Plan and to take all  other  action  necessary  to obtain approval of the transactions contemplated herein.

     5.3   The Acquired  Fund  covenants  that the  Acquiring  Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this
           Plan.

     5.4   The Acquired  Fund will assist the Acquiring  Fund in obtaining  such information as the Acquiring Fund reasonably  requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5   Subject to the  provisions of this Plan,  the Acquiring  Fund and the
           Acquired Fund will each take, or cause to be taken,  all action,  and do or cause to be done, all things  reasonably  necessary,  proper or
           advisable  to  consummate   and  make   effective  the   transactions
           contemplated by this Plan.

     5.6   As soon as is reasonably  practicable after the Closing, the Acquired
           Fund  will  make  a  liquidating  distribution  to  its  shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.7   The  Acquiring  Fund  and  the  Acquired  Fund  shall  each  use  its reasonable  best efforts to fulfill or obtain the  fulfillment of the conditions precedent to effect the transactions  contemplated by this
           Plan as promptly as practicable.

     5.8   The Acquired Fund covenants  that it will,  from time to time, as and when reasonably  requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such  assignments and other instruments,  and will take or cause to be taken such further  action as the Acquiring Fund may  reasonably  deem necessary or desirable in order  to vest in and  confirm  the  Acquiring  Fund's  title  to and possession  of all the assets and  otherwise  to carry out the intent and purpose of this Plan.

     5.9   The  Acquiring  Fund will use all  reasonable  efforts  to obtain the approvals and  authorizations  required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

 6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The  obligations  of the  Acquired  Fund  to  consummate  the  transactions provided for herein shall be subject,  at the Acquired Fund's election,  to the  performance  by the  Acquiring  Fund  of  all  the  obligations  to be performed by it hereunder on or before the Closing  Date,  and, in addition thereto, the following further conditions:

     6.1   All  representations  and  warranties of the  Acquiring  Fund and the
           Company  contained  in this  Plan  shall be true and  correct  in all material  respects as of the date  hereof and,  except as they may be affected by the  transactions  contemplated  by this Plan,  as of the
           Closing Date,  with the same force and effect as if made on and as of the Closing Date;

     6.2   The Company and the  Acquiring  Fund shall have  performed all of the covenants  and complied with all of the  provisions  required by this
           Plan  to be  performed  or  complied  with  by the  Company  and  the
           Acquiring Fund on or before the Closing Date; and

     6.3   The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and  fractional  Acquiring Fund Shares to be issued in connection  with  the  Reorganization  after  such  number  has  been calculated in accordance with paragraph 1.1.

 7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein  shall be subject,  at the  Acquiring  Fund's  election,  to the performance by the Acquired Fund of all of the  obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1   All  representations  and  warranties of the Company and the Acquired
           Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the  transactions  contemplated by this Plan, as of the Closing Date, with the same  force and  effect as if made on and as of the  Closing
           Date;

     7.2   The Company and the  Acquired  Fund shall have  performed  all of the covenants  and complied with all of the  provisions  required by this
           Plan to be performed or complied  with by the Company or the Acquired
           Fund on or before the Closing Date;

     7.3   The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and  fractional  Acquiring Fund Shares to be issued in connection  with  the  Reorganization  after  such  number  has  been calculated in accordance with paragraph 1.1;

     7.4   The  Acquired  Fund shall have  declared and paid a  distribution  or distributions  prior to the Closing that,  together with all previous
           distributions,   shall  have  the  effect  of   distributing  to  its
           shareholders (i) all of its investment company taxable income and all of its net realized  capital  gains,  if any, for the period from the close of its  last  taxable  year to 4:00  p.m.  Eastern  Time on the
           Closing; and (ii) any undistributed investment company taxable income and net  realized  capital  gains  from any  period to the extent not otherwise already distributed.

 8.  FURTHER  CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE
     ACQUIRED FUND

     If any of the  conditions  set forth  below do not  exist on or before  the
     Closing Date with respect to the Acquired Fund or the Acquiring  Fund,  the other  party  to  this  Plan  shall,  at its  option,  not be  required  to consummate the transactions contemplated by this Plan:

     8.1   The Plan and the  transactions  contemplated  herein  shall have been approved  by the  requisite  vote,  if  any,  of the  holders  of the outstanding  shares  of the  Acquired  Fund in  accordance  with  the provisions  of the  Company's  Articles  of  Incorporation,  By-Laws,
           applicable  Kansas law and the 1940 Act, and certified  copies of the resolutions evidencing such approval shall have been delivered to the
           Acquiring  Fund.  Notwithstanding  anything  herein to the  contrary, neither  the  Acquiring  Fund nor the  Acquired  Fund may  waive  the conditions set forth in this paragraph 8.1;

     8.2   On the Closing Date,  no action,  suit or other  proceeding  shall be pending  or,  to  its  knowledge,  threatened  before  any  court  or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection  with,  this Plan or the transactions contemplated herein;

     8.3   All  consents  of other  parties and all other  consents,  orders and permits of Federal,  state and local  regulatory  authorities  deemed necessary  by the  Acquiring  Fund or the  Acquired  Fund  to  permit
           consummation,   in  all  material   respects,   of  the  transactions
           contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order or permit would not involve a risk of a  material  adverse  effect  on  the  assets  or  properties  of the
           Acquiring  Fund or the  Acquired  Fund,  provided  that either  party hereto may for itself waive any of such conditions;

     8.4   The Registration Statement shall have become effective under the 1933
           Act and no stop orders  suspending  the  effectiveness  thereof shall have been issued and, to the best knowledge of the parties hereto, no
           investigation   or  proceeding  for  that  purpose  shall  have  been
           instituted or be pending,  threatened or contemplated  under the 1933
           Act; and

     8.5   Dechert   shall   deliver  an  opinion   addressed   to  the  Company
           substantially   to  the  effect  that,   based  upon  certain  facts,
           assumptions,  and  representations,  the transaction  contemplated by this Plan shall  constitute  a tax-free  reorganization  for  Federal income tax purposes,  unless, based on the circumstances  existing at the time of the  Closing,  Dechert  determines  that the  transaction contemplated  by this Plan does not qualify as such.  The delivery of
           such   opinion   is   conditioned   upon   receipt   by   Dechert  of
           representations  it shall  request  of the  Company.  Notwithstanding anything  herein  to the  contrary,  the  Company  may not  waive the condition set forth in this paragraph 8.5.

 9.  BROKERAGE FEES AND EXPENSES

     9.1   The Acquiring  Fund  represents  and warrants to the other that there are no  brokers or  finders  entitled  to  receive  any  payments  in connection with the transactions provided for herein.

     9.2   The expenses relating to the proposed  Reorganization will be paid by the  Acquired  Fund and the  Acquiring  Fund pro rata  based upon the relative  net assets of the Funds as of the close of  business on the record date for  determining  the  shareholders  of the Acquired Fund
           entitled   to  vote  on  the   Reorganization.   The   costs  of  the
           Reorganization shall include, but not be limited to, costs associated with  obtaining any necessary  order of exemption  from the 1940 Act, preparation of the Registration Statement,  printing and distributing the  Acquiring  Fund's  prospectus  and  the  Acquired  Fund's  proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the  shareholders'  meeting.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly  incurring  such  expenses  if and to the  extent  that  the payment  by the  other  party of such  expenses  would  result in the disqualification  of such party as a "regulated  investment  company"
           within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations,  warranties and covenants contained in this Plan or in any document  delivered  pursuant  hereto or in connection  herewith  shall survive the consummation of the transactions  contemplated  hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Plan and the  transactions  contemplated  hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the
     Closing Date, if  circumstances  should develop that, in the opinion of the
     Board, make proceeding with the Plan inadvisable.

12.  AMENDMENTS

     This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized  officers of the Company;  provided, however,  that  following  any  meeting of the  shareholders  called by the
     Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the  provisions for  determining  the number of the Acquiring  Fund Shares to be issued to the Acquired  Fund  Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1  The Article and  paragraph  headings  contained  in this Plan are for reference  purposes  only and shall not affect in any way the meaning or interpretation of this Plan.

     13.2  This Plan shall be governed by and construed in  accordance  with the laws of the  State of Kansas  without  regard  to its  principles  of conflicts of laws.

     13.3  This Plan shall bind and inure to the benefit of the  parties  hereto and their  respective  successors  and assigns,  but no assignment or transfer  hereof or of any rights or obligations  hereunder  shall be made by any party  without  the written  consent of the other  party.
           Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person,  firm or  corporation,  other than the parties hereto and their respective  successors and assigns,  any rights or remedies under or by reason of this Plan.

     13.4  It is expressly agreed that the obligations of the parties  hereunder shall  not  be  binding  upon  any of  the  Directors,  shareholders, nominees,  officers,  agents, or employees of the Company personally, but  shall  bind only  property  of such  party.  The  execution  and delivery  by such  officers  shall not be deemed to have been made by any of them  individually  or to impose any  liability on any of them personally, but shall bind only the property of each party.

IN WITNESS  WHEREOF,  the Board of Directors of the Company has caused this Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                           SBL FUND

                                           By:    ______________________________
                                           Name:
                                           Title:

www.securitybenefit.com
[SBG LOGO]
One Security Benefit Place, Topeka, Kansas 66636-0001

            Notice of Special Meeting of Stockholders of
             Series L (Capital Growth Fund) of SBL Fund
                     To Be Held August 20, 2002
       One Security Benefit Place, Topeka, Kansas, 66636-0001
                      Telephone 1-800-888-2461

The undersigned hereby appoints John D. Cleland, Donald A. Chubb, Jr., and James
R. Schmank, and each of them, with full power of substitution, as proxies of the undersigned to vote at the above-stated meeting, all shares of

                         CAPITAL GROWTH FUND OF SBL FUND

held by the undersigned at the Special Meeting of Stockholders of the Fund to be
held at 9:30 AM,  local time,  on August 20,  2002,  at Security  Benefit  Group
Building,  One Security Benefit Place, Topeka, Kansas 66636-0001,  in the manner directed  below with respect to the matters  referred to in the proxy  statement for the meeting,  receipt of which is hereby  acknowledged,  and in the proxies'
discretion, upon such other matters as may properly come before the meeting.

In order to avoid the additional  expense of further  solicitation to your Fund, we  strongly  urge you to review,  complete,  and return  your ballot as soon as possible. Your vote is important regardless of the number of shares you own. The
Board of Directors  recommends a vote for the following  proposal.  THESE VOTING
INSTRUCTIONS WILL BE VOTED AS SPECIFIED AND IN THE ABSENCE OF SPECIFICATION WILL
BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSAL.

TO VOTE BY TELEPHONE

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Call 1-800-690-0903
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY INTERNET

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Go to Website www.proxyvote.com
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY MAIL

1)  Read the Proxy Statement.
2)  Check the appropriate boxes on the proxy card below.
3)  Sign and date the proxy card.
4)  Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN
BLUE OR BLACK INK AS FOLLOWS:                 KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
________________________________________________________________________________
SBL FUND, SERIES L (CAPITAL GROWTH FUND)

Important:  Stockholders  who do not expect to be in person at the  meeting  are requested to mark, date, sign and return the enclosed proxy card(s) to the Fund, or otherwise vote their shares, as early as possible.

VOTE ON PROPOSAL                                           FOR  AGAINST  ABSTAIN

1.  To approve a Plan of  Reorganization  providing  for   [_]    [_]      [_]
    the acquisition of all of the assets and liabilities
    of the Capital Growth Fund by the SBL Fund, Series G
    (the "Large Cap Growth Fund") solely in exchange for
    shares of the Large Cap Growth Fund, followed by the
    complete liquidation of the Capital Growth Fund.

    To transact such other business as may properly come
before the Meeting.

    THERE IS  ENCLOSED  A PROXY  FORM  SOLICITED  BY THE
BOARD OF DIRECTORS  OF SBL FUND.  Any form of proxy that
is executed and  returned,  nevertheless  may be revoked
prior to its use. All such proxies properly executed and
received in time will be voted at the Meeting.

                   By order of the Board of Directors of
                   SBL Fund,
Topeka, Kansas     AMY J. LEE
July 20, 2002      Secretary

NOTE:  Please sign  exactly as the name  appears on this
card. EACH joint owner must sign the proxy. When signing
as  executor,   administrator,   attorney,   trustee  or
guardian,  or as custodian for a minor,  please give the
FULL title of such.  If a  corporation,  please give the
FULL corporate name and indicate the signer's office. If
a partner, please sign in the partnership name.

--------------------------------------    --------------------------------------
Signature                    Date         Signature (Joint Owners)     Date
(PLEASE SIGN WITHIN BOX)

                                     PART B

                                    SBL FUND

--------------------------------------------------------------------------------
                       Statement of Additional Information
                                  July 6, 2002
--------------------------------------------------------------------------------

   Acquisition of the Assets                 By and in Exchange for Shares of
   and Liabilities of                        SBL Fund, Series G
   SBL Fund, Series L                        (the "Large Cap Growth Fund")
   (the "Capital Growth Fund")               One Security Benefit Place
   One Security Benefit Place                Topeka, Kansas 66636-0001
   Topeka, Kansas 66636-0001

This  Statement of Additional  Information is available to the  Shareholders  of
Capital Growth Fund in connection with a proposed transaction whereby all of the assets and  liabilities  of Capital Growth Fund will be transferred to Large Cap
Growth Fund in exchange for shares of Large Cap Growth Fund.

This  Statement of Additional  Information of the Large Cap Growth Fund consists of this  cover  page  and the  following  documents,  each of  which  was  filed electronically  with the Securities and Exchange  Commission and is incorporated by reference herein:

1.  The Statement of Additional Information for SBL Fund dated May 1, 2002.

2.  The Financial  Statements  of Large Cap Growth Fund and Capital  Growth Fund
    are  included in the SBL Funds'  Annual  Report  filed on Form N-30D for the year ended  December  31, 2001,  Registration  No.  2-59353  (filed March 7,
    2002).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy
Statement  dated July 6, 2002 relating to the  reorganization  of Capital Growth
Fund may be obtained,  without charge, by writing to Security  Management at One
Security  Benefit Place,  Topeka,  Kansas  66636-0001 or calling (800) 888-2461.
This Statement of Additional  Information should be read in conjunction with the
Prospectus/Proxy Statement.

The following  tables set forth the unaudited pro forma statements of assets and liabilities and unaudited pro forma  statements of operations of the Funds as of and for the year ended  December  31, 2001 and as adjusted to give effect to the reorganization.

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                               Combined
                               Large Cap       Capital       Pro Forma         Large Cap
                              Growth Fund    Growth Fund    Adjustments       Growth Fund
                              ------------------------------------------------------------
ASSETS
Investments, at value(1)...   $14,133,102    $21,713,879            ---       $35,846,981
Repurchase agreements,
  at value(1)..............     1,555,122        232,592                        1,787,714
Collateral received
  for securities
  loaned, at value.........     1,481,240      3,177,608                        4,658,848
Receivables:
  Fund shares sold.........        39,744         29,659            ---            69,403
  Securities sold..........           ---         99,803            ---            99,803
  Interest.................           ---         18,010            ---            18,010
  Dividends................         8,695            ---            ---             8,695
Prepaid expenses...........           147            222            ---               369
                               ----------     ----------     ----------        ----------
    Total assets...........    17,218,050     25,271,773            ---        42,489,823
                               ----------     ----------     ----------        ----------

LIABILITIES
Cash overdraft:............            86             10            ---                96
Payable for:
  Securities loaned........     1,481,240      3,177,608            ---         4,658,848
  Securities purchased.....           ---        115,624            ---           115,624
  Fund shares redeemed.....        26,022         38,082      6,809,309 (A)     6,873,413
  Management fees..........        13,280         18,646            ---            31,926
  Custodian fees...........           481            286            ---               767
  Transfer and
    administration fees....         1,479          1,955            ---             3,434
  Professional fees........         5,500          5,500            ---            11,000
  Other....................         1,319          1,336            ---             2,655
                               ----------     ----------     ----------        ----------
    Total liabilities......     1,529,407      3,359,047      6,809,309        11,697,763
                               ----------     ----------     ----------        ----------
NET ASSETS                    $15,688,643    $21,912,726    $(6,809,309)      $30,792,060
                               ==========     ==========     ==========        ==========

NET ASSETS CONSIST OF:
Paid in capital............   $20,632,471    $29,493,412    $(6,809,309)(A)   $43,316,574
Accumulated undistributed
  net investment income
  (loss)...................           ---            ---            ---               ---
Accumulated undistributed
   net realized gain (loss)
   on sale of investments..      (574,898)    (6,443,761)            --        (7,018,659)
Net unrealized appreciation
  (depreciation) in value
  of investments...........    (4,368,930)    (1,136,925)           ---        (5,505,855)
                               ----------     ----------     ----------        ----------
     Total net assets......   $15,688,643    $21,912,726    $(6,809,309)      $30,792,060
                               ==========     ==========     ==========        ==========

Capital shares authorized..    indefinite     indefinite     Indefinite        Indefinite
Capital shares outstanding.     2,325,957      3,203,372       (966,075)(B)     4,563,254
Net asset value per share
  (net assets divided by
  shares outstanding)......         $6.75          $6.84                            $6.75
                               ==========     ==========     ==========        ==========

1  Investments, including
   repurchase agreements
   at cost.................   $20,057,154    $23,083,396            ---       $43,140,550

A  Reflects liquidation of seed money investment in Large Cap Growth Fund ($3,375,000) and
   Capital Growth Fund ($3,434,309).

B  Reflects  new  shares  issued,  net of  retired  shares  of  Capital  Growth  Fund  and liquidation of seed money investment of Large Cap Growth Fund and Capital Growth Fund.

                       PRO FORMA STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                               Combined
                                Large Cap       Capital        Pro Forma       Large Cap
                               Growth Fund    Growth Fund    Adjustments(a)   Growth Fund
                               -----------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................   $    88,188    $   152,405      $    ---       $   240,593
  Securities lending........         3,680          8,617           ---            12,297
  Interest..................        31,433         18,099           ---            49,532
                                ----------     ----------       -------        ----------
    Total investment income.       123,301        179,121           ---           302,422

EXPENSES:
  Management fees...........       134,436        202,306       (62,882)          273,860
  Custodian fees............         4,758          8,543        (7,000)            6,301
  Transfer/maintenance fees.         3,116          3,095        (3,000)            3,211
  Administration fees.......        12,100         18,208        (5,659)           24,649
  Directors' fees...........           364            532        (5,216)              896
  Professional fees.........         6,843          5,873           ---             7,500
  Reports to shareholders...         1,539          2,020           ---             3,559
  Registration fees.........             7            149           ---               156
  Other expenses............         1,604          1,497           ---             3,101
  Marketing fees
    paid indirectly.........           959            ---           ---               959
                                ----------     ----------       -------        ----------
  Total expenses............       165,726        242,223       (83,757)          324,192
  Less: Earnings credits
          applied...........          (792)           ---           ---              (792)
        Fees paid indirectly          (959)           ---           ---              (959)
                                ----------     ----------       -------        ----------
    Net expenses............       163,975        242,223       (83,757)          322,441
                                ----------     ----------       -------        ----------
    Net investment loss.....       (40,674)       (63,102)       83,757           (20,019)

NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  during the period on:
  Investments...............      (477,277)    (5,562,039)          ---        (6,039,316)
                                ----------     ----------       -------        ----------
    Net realized loss.......      (477,277)    (5,562,039)          ---        (6,039,316)
                                ----------     ----------       -------        ----------

Net change in unrealized
  appreciation
  (depreciation) during
  the period on:
  Investments...............    (1,684,988)     1,840,433           ---           155,445
Net unrealized appreciation
  (depreciation)............    (1,684,988)     1,840,433           ---           155,445
                                ----------     ----------       -------        ----------
    Net loss................    (2,162,265)    (3,721,606)          ---        (5,883,871)
                                ----------     ----------       -------        ----------
    Net decrease in net
      assets resulting
      from operations.......   $(2,202,939)   $(3,784,708)     $ 83,757       $(5,903,890)
                                ==========     ==========       =======        ==========

(a)  Reflects reduction in expenses due to economies of scale and elimination of duplicate expenses.  Amounts also represent reduced fees due to liquidation of seed money investments in Large Cap Growth Fund and Capital Growth Fund.

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1: BASIS OF COMBINATION -- On May 3, 2002, the Board of SBL Fund approved a
Plan  of  Reorganization  (the  "Plan")  whereby,  subject  to  approval  by the shareholders of SBL Fund, Series L (the "Capital Growth Fund"), SBL Fund, Series
G (the  "Large Cap Growth  Fund")  will  acquire  all the assets of the  Capital
Growth Fund subject to the liabilities of such Fund, in exchange for a number of shares  equal to the pro rata net assets of shares of the Large Cap Growth  Fund
(the "Reorganization").

The  Reorganization  will  be  accounted  for as a  tax-free  reorganization  of investment companies.  The pro forma combined financial statements are presented for the information of the reader and may not necessarily be  representative  of
what  the  actual  combined  financial   statements  would  have  been  had  the
reorganization  occurred at December 31, 2001. The unaudited pro forma portfolio of  investments  and statement of assets and  liabilities  reflect the financial position of the Large Cap Growth and Capital  Growth Funds at December 31, 2001.
The  unaudited  pro forma  statement  of  operations  reflects  the  results  of operations  of the Large Cap Growth and Capital  Growth Funds for the year ended
December 31, 2001. These statements have been derived from the Funds' respective books and  records  utilized in  calculating  daily net asset value at the dates indicated  above  for the  Large Cap  Growth  and  Capital  Growth  Funds  under generally  accepted  accounting  principles.  The historical  cost of investment securities  will be carried  forward  to the  surviving  entity  and  results of operations  of Large Cap Growth  Fund for  pre-combination  periods  will not be restated.

The pro forma  portfolio of investments and statements of assets and liabilities and  operations  should be read in  conjunction  with the  historical  financial statements  of  the  Funds  incorporated  by  reference  in  the  Statements  of
Additional Information.

NOTE 2: SECURITY  VALUATION -- Valuations of Large Cap Growth and Capital Growth
Funds'  securities  are  supplied by pricing  services  approved by the Board of
Directors.  Securities  listed or traded on a national  securities  exchange are valued  on the  basis  of the  last  sales  price.  If  there  are no sales on a particular day, then the securities are valued at the last bid price. Securities for which market  quotations  are not readily  available are valued by a pricing service  considering  securities  with similar yields,  quality,  type of issue, coupon,  duration  and  rating.  If there is no bid price or if the bid price is deemed  to be  unsatisfactory  by  the  Board  of  Directors  or by  the  Funds'
investment manager,  then the securities are valued in good faith by such method as the Board of Directors  determines  will  reflect the fair value.  The Funds'
officers,  under the general  supervision  of the Board of Directors,  regularly review procedures used by, and valuations provided by, the pricing service.

NOTE 3:  CAPITAL  SHARES  -- The pro forma  net  asset  value per share  assumes additional  shares  of  common  stock  issued in  connection  with the  proposed acquisition  of Capital  Growth Fund by Large Cap Growth Fund as of December 31,
2001. The number of additional  shares issued was calculated by dividing the net asset value of Capital Growth Fund by the net asset value per share of Large Cap
Growth Fund.

NOTE 4: PRO FORMA ADJUSTMENTS -- The accompanying pro forma financial statements reflect  changes in fund shares as if the merger had taken place on December 31,
2001.  Capital  Growth Fund's  expenses were adjusted  assuming Large Cap Growth
Fund's fee structure was in effect for the year ended December 31, 2001.

NOTE 5: COSTS OF  REORGANIZATION  -- The costs of the  Reorganization  for these
Funds are  estimated  at  approximately  $8,405 and are not  included in the pro forma statement of operations since these costs are not reoccurring. These costs represent  the  estimated  expense of the Funds  carrying out their  obligations under the Plan and consist of  management's  estimate of legal fees,  accounting fees, printing costs and mailing charges related to the proposed reorganization.

It is the policy of the Funds,  to comply with the  requirements of the Internal
Revenue  Code that are  applicable  to  regulated  investment  companies  and to distribute substantially all of their net investment income and any net realized gains to their  shareholders.  Therefore,  a federal  income  tax or excise  tax provision is not required.  In addition,  by  distributing  during each calendar year  substantially  all of its net investment  income and net realized  capital gains, each Fund intends not to be subject to any federal excise tax.

The  Board of  Directors  intends  to  offset  any net  capital  gains  with any available  capital  loss  carryforward  until each  carryforward  has been fully utilized or expires.  In addition,  no capital gain  distribution  shall be made until the capital loss carryforward has been fully utilized or expires.

Large Cap Growth and Capital  Growth  Funds will  distribute  substantially  all their investment income and any realized gains prior to the merger date.

                                       PROFORMA SCHEDULE OF INVESTMENTS
                                           AS OF DECEMBER 31, 2001
                                                 (UNAUDITED)

       PRINCIPAL AMOUNT OR
        NUMBER OF SHARES                                                         MARKET VALUE
----------------------------------                                 -----------------------------------------
 CAPITAL    LARGE CAP                                                CAPITAL       LARGE CAP
 GROWTH      GROWTH      COMBINED                                    GROWTH         GROWTH        COMBINED
------------------------------------------------------------------------------------------------------------
                                     COMMON STOCKS
                                     -------------

                                     ADVERTISING - 0.2%
     ---          900          900   Omnicom Group, Inc.........   $       ---    $    80,415   $    80,415

                                     APPLICATION SOFTWARE - 0.3%
     ---          300          300   Check Point Software
                                       Technologies, Ltd........           ---         11,967        11,967
     ---        1,200        1,200   i2 Technologies, Inc.*.....           ---          9,480         9,480
     ---          200          200   Mercury Interactive
                                       Corporation*.............           ---          6,796         6,796
     ---        1,300        1,300   Rational Software
                                       Corporation*.............           ---         25,350        25,350
     ---        1,900        1,900   Siebel Systems, Inc.*......           ---         53,162        53,162
                                                                   -----------------------------------------
                                                                           ---        106,755       106,755

                                     BANKS - 0.3%
     ---        1,800        1,800   Bank of New York
                                       Company, Inc.............           ---         73,440        73,440
     ---          700          700   Northern Trust Corporation.           ---         42,154        42,154
                                                                   -----------------------------------------
                                                                           ---        115,594       115,594

                                     BIOTECHNOLOGY - 0.5%
     ---        3,100        3,100   Amgen, Inc.*...............           ---        174,964       174,964

                                     BREWERS - 0.3%
     ---        2,300        2,300   Anheuser-Busch
                                       Companies, Inc...........           ---        103,983       103,983

                                     BROADCASTING &
                                       CABLE TV - 1.3%
   3,000          676        3,676   Clear Channel
                                       Communications, Inc.*....       152,730         34,415       187,145
   4,900        1,400        6,300   Comcast Corporation*.......       176,400         50,400       226,800
   4,400          ---        4,400   Liberty Media Corporation*.        61,600            ---        61,600
     ---          700          700   Univision
                                       Communications, Inc.*....           ---         28,322        28,322
                                                                   -----------------------------------------
                                                                       390,730        113,137       503,867

                                     COMPUTER HARDWARE - 3.2%
   3,700        6,300       10,000   Dell Computer Corporation*.       100,566        171,234       271,800
   1,300        4,400        5,700   International Business
                                       Machines Corporation.....       157,248        532,224       689,472
   7,100       13,200       20,300   Sun Microsystems, Inc.*....        87,614        162,888       250,502
     ---          400          400   Sycamore Networks, Inc.*...           ---          2,144         2,144
                                                                   -----------------------------------------
                                                                       345,428        868,490     1,213,918

                                     COMPUTER STORAGE &
                                       PERIPHERALS - 0.4%
     ---        6,600        6,600   EMC Corporation............           ---         88,704        88,704
     ---        2,900        2,900   Network Appliance, Inc.*...           ---         63,423        63,423
                                                                   -----------------------------------------
                                                                           ---        152,127       152,127

                                     CONSUMER FINANCE - 4.5%
     ---        1,400        1,400   Capital One Financial
                                       Corporation..............           ---         75,530        75,530
   9,100          ---        9,100   Household
                                       International, Inc.......       527,254            ---       527,254
  31,200          ---       31,200   MBNA Corporation...........     1,098,240            ---     1,098,240
                                                                   -----------------------------------------
                                                                     1,625,494         75,530     1,701,024

                                     DATA PROCESSING
                                       SERVICES - 0.9%
   3,000          ---        3,000   Concord EFS, Inc.*.........        98,340            ---        98,340
   2,000          ---        2,000   First Data Corporation.....       156,900            ---       156,900
     ---        1,850        1,850   Paychex, Inc...............           ---         64,824        64,824
                                                                   -----------------------------------------
                                                                       255,240         64,824       320,064

                                     DEPARTMENT STORES - 3.3%
  16,100          900       17,000   Kohl's Corporation*........     1,134,084         63,396     1,197,480
     ---        1,600        1,600   May Department
                                       Stores Company...........           ---         59,168        59,168
                                                                   -----------------------------------------
                                                                     1,134,084        122,564     1,256,648

                                     DIVERSIFIED FINANCIAL
                                       SERVICES - 7.1%
     ---        2,200        2,200   Charles Schwab Corporation.           ---         34,034        34,034
  21,720          ---       21,720   Citigroup, Inc.............     1,096,425            ---     1,096,425
   1,500          ---        1,500   Fannie Mae.................       119,250            ---       119,250
  13,200          ---       13,200   Freddie Mac................       863,280            ---       863,280
     900          ---          900   Goldman Sachs Group, Inc...        83,475            ---        83,475
   3,700        1,000        4,700   Merrill Lynch &
                                       Company, Inc.............       192,844         52,120       244,964
   3,000          600        3,600   Morgan Stanley Dean
                                       Witter & Company.........       167,820         33,564       201,384
   1,100          ---        1,100   Principal Financial
                                       Group, Inc.*.............        26,400            ---        26,400
                                                                   -----------------------------------------
                                                                     2,549,494        119,718     2,669,212

                                     DRUG RETAIL - 1.6%
     ---        1,300        1,300   CVS Corporation............           ---         38,480        38,480
  13,500        3,400       16,900   Walgreen Company...........       454,410        114,444       568,854
                                                                   -----------------------------------------
                                                                       454,410        152,924       607,334

                                     ELECTRONIC EQUIPMENT &
                                       INSTRUMENTS - 0.4%
     ---        1,300        1,300   Celestica, Inc.*...........           ---         52,507        52,507
     ---        2,000        2,000   Flextronics
                                       International, Ltd.*.....           ---         47,980        47,980
     ---        2,200        2,200   Sanmina SCI Corporation*...           ---         43,780        43,780
                                                                   -----------------------------------------
                                                                           ---        144,267       144,267

                                     FOOD RETAIL - 0.2%
     ---        1,400        1,400   Safeway, Inc.*.............           ---         58,450        58,450

                                     GENERAL MERCHANDISE
                                       STORES - 3.0%
   8,500          ---        8,500   Target Corporation.........       348,925            ---       348,925
   4,000        9,700       13,700   Wal-Mart Stores, Inc.......       230,200        558,235       788,435
                                                                   -----------------------------------------
                                                                       579,125        558,235     1,137,360

                                     HEALTH CARE DISTRIBUTORS &
                                       SERVICES - 1.3%
   7,400          ---        7,400   Cardinal Health, Inc.......       478,484            ---       478,484

                                     HEALTH CARE
                                       EQUIPMENT - 2.3%
     ---          500          500   Applera Corporation -
                                       Applied Biosystems Group.           ---         19,635        19,635
   7,500          ---        7,500   Baxter International, Inc..       402,225            ---       402,225
   3,900        4,400        8,300   Medtronic, Inc.............       199,719        225,324       425,043
     ---          650          650   Zimmer Holding, Inc.*......           ---         19,851        19,851
                                                                   -----------------------------------------
                                                                       601,944        264,810       866,754

                                     HEALTH CARE
                                       FACILITIES - 1.3%
   8,500          ---        8,500   Tenet Healthcare
                                       Corporation..............       499,120            ---       499,120

                                     HOME IMPROVEMENT
                                       RETAIL - 2.9%
  14,700        6,800       21,500   Home Depot, Inc............       749,847        346,868     1,096,715

                                     HOUSEHOLD PRODUCTS - 0.8%
     ---        1,300        1,300   Colgate-Palmolive Company..           ---         75,075        75,075
     ---        1,900        1,900   Kimberly-Clark Corporation.           ---        113,620       113,620
     ---        1,600        1,600   Procter & Gamble Company...           ---        126,608       126,608
                                                                   -----------------------------------------
                                                                           ---        315,303       315,303

                                     INDUSTRIAL
                                       CONGLOMERATES - 10.3%
  29,400       28,300       57,700   General Electric Company...     1,178,352      1,134,264     2,312,616
     ---        1,000        1,000   Minnesota Mining &
                                       Manufacturing Company....           ---        118,210       118,210
  19,000        5,600       24,600   Tyco International, Ltd....     1,119,100        329,840     1,448,940
                                                                   -----------------------------------------
                                                                     2,297,452      1,582,314     3,879,766

                                     INSURANCE BROKERS - 0.3%
     ---        1,100        1,100   Marsh & McLennan
                                       Companies, Inc...........           ---        118,195       118,195

                                     INTEGRATED
                                       TELECOMMUNICATION
                                       SERVICE - 0.3%
     ---        2,200        2,200   Qwest Communications, Inc..           ---         31,086        31,086
     ---        2,000        2,000   SBC Communications, Inc....           ---         78,340        78,340
                                                                   -----------------------------------------
                                                                           ---        109,426       109,426

                                     IT CONSULTING &
                                       SERVICES - 2.4%
   3,000          ---        3,000   Electronic Data
                                       Systems Corporation......       891,150            ---       891,150
     ---        1,200        1,200   Sapient Corporation*.......           ---          9,264         9,264
                                                                   -----------------------------------------
                                                                       891,150          9,264       900,414

                                     MANAGED HEALTH CARE - 1.3%
   4,700          ---        4,700   UnitedHealth Group, Inc....       332,619            ---       332,619
   1,300          ---        1,300   Wellpoint Health
                                       Networks, Inc.*..........       151,905            ---       151,905
                                                                   -----------------------------------------
                                                                       484,524            ---       484,524

                                     MOTORCYCLE
                                       MANUFACTURERS - 0.4%
   2,800          ---        2,800   Harley-Davidson, Inc.......       152,068            ---       152,068

                                     MOVIES &
                                       ENTERTAINMENT - 4.3%
  24,525        8,900       33,425   AOL Time Warner, Inc.*.....       787,253        285,690     1,072,943
   8,200        4,400       12,600   Viacom, Inc. (Cl. B)*......       362,030        194,260       556,290
                                                                   -----------------------------------------
                                                                     1,149,283        479,950     1,629,233

                                     MULTI-LINE INSURANCE - 2.3%
   5,600        5,500       11,100   American International
                                       Group, Inc...............       444,640        436,700       881,340

                                     NETWORKING EQUIPMENT - 2.5%
  29,300       21,100       50,400   Cisco Systems, Inc.*.......       530,623        382,121       912,744
     ---        2,000        2,000   Juniper Networks, Inc.*....           ---         37,900        37,900
     ---          ---          ---   McDATA Corporation*........           ---            ---           ---
                                                                   -----------------------------------------
                                                                       530,623        420,021       950,644

                                     PHARMACEUTICALS - 13.6%
     ---        1,100        1,100   Allergan, Inc..............           ---         82,555        82,555
   1,800        4,000        5,800   American Home Products
                                       Corporation..............       110,448        245,440       355,888
     ---        7,400        7,400   Bristol-Myers
                                       Squibb Company...........           ---        377,400       377,400
     ---        5,000        5,000   Eli Lilly & Company........           ---        392,700       392,700
     ---        1,300        1,300   Forest Laboratories, Inc.*.           ---        106,535       106,535
   9,400        8,944       18,344   Johnson & Johnson..........       555,540        528,590     1,084,130
     ---        3,800        3,800   Merck & Company, Inc.......           ---        223,440       223,440
  28,900       16,550       45,450   Pfizer, Inc................     1,151,665        659,518     1,811,183
     ---        5,400        5,400   Pharmacia Corporation......                      230,310       230,310
   6,200        4,900       11,100   Schering-Plough Corporation       222,022        175,469       397,491
     ---        1,300        1,300   Watson
                                       Pharmaceuticals, Inc.*...           ---         40,807        40,807
                                                                   -----------------------------------------
                                                                     2,039,675      3,062,764     5,102,439

                                     SEMICONDUCTOR
                                       EQUIPMENT - 0.5%
     ---        2,100        2,100   Applied Materials, Inc.*...           ---         84,210        84,210
     ---          700          700   KLA-Tencor Corporation.....           ---         34,692        34,692
     ---        1,600        1,600   Novellus Systems, Inc.*....           ---         63,120        63,120
                                                                   -----------------------------------------
                                                                           ---        182,022       182,022

                                     SEMICONDUCTORS - 3.7%
     ---        1,700        1,700   Analog Devices, Inc.*......           ---         75,463        75,463
     ---          400          400   Applied Micro Circuits
                                       Corporation..............           ---          4,528         4,528
     ---          500          500   Broadcom Corporation.......           ---         20,490        20,490
  13,400       17,000       30,400   Intel Corporation..........       421,430        534,650       956,080
   1,300          ---        1,300   Maxim Integrated
                                       Products, Inc............        68,263            ---        68,263
     ---        1,800        1,800   Micron Technology*.........           ---         55,800        55,800
     ---          400          400   PMC - Sierra, Inc.*........           ---          8,504         8,504
   2,600          ---        2,600   Texas Instruments, Inc.....        72,800            ---        72,800
     ---        2,800        2,800   Xilinx, Inc.*..............           ---        109,340       109,340
                                                                   -----------------------------------------
                                                                       562,493        808,775     1,371,268

                                     SOFT DRINKS - 1.3%
     ---        5,500        5,500   Coca-Cola Company..........           ---        259,325       259,325
     ---        4,500        4,500   PepsiCo, Inc...............           ---        219,105       219,105
                                                                   -----------------------------------------
                                                                           ---        478,430       478,430

                                     SYSTEMS SOFTWARE - 6.1%
     ---        1,400        1,400   Adobe Systems, Inc.........           ---         43,470        43,470
     ---        1,300        1,300   BEA Systems, Inc...........           ---         20,033        20,033
  14,900       13,400       28,300   Microsoft Corporation*.....       987,423        888,018     1,875,441
     ---       11,600       11,600   Oracle Corporation*........           ---        160,196       160,196
   2,300        2,000        4,300   VERITAS Software
                                       Corporation*.............       103,086         89,640       192,726
                                                                   -----------------------------------------
                                                                     1,090,509      1,201,357     2,291,866

                                     TELECOMMUNICATIONS
                                       EQUIPMENT - 3.3%
     ---          600          600   Comverse Technology, Inc.*.           ---         13,422        13,422
     ---        1,600        1,600   Corning, Inc.*.............           ---         14,272        14,272
     ---          200          200   Corvis Corporation*........           ---            646           646
     ---        1,900        1,900   JDS Uniphase Corporation*..           ---         16,587        16,587
  41,700          ---       41,700   Nokia Oyj ADR..............     1,022,901            ---     1,022,901
     ---        2,100        2,100   QUALCOMM, Inc.*............           ---        106,050       106,050
     ---        1,700        1,700   Scientific-Atlantic, Inc...           ---         40,698        40,698
     ---        1,300        1,300   Sonus Networks, Inc.*......           ---          6,006         6,006
                                                                   -----------------------------------------
                                                                     1,022,901        197,681     1,220,582

                                     TOBACCO - 0.3%
   2,100          ---        2,100   Philip Morris
                                       Companies, Inc...........        96,285            ---        96,285

                                     UNIT INVESTMENT
                                       TRUST - 2.7%
     ---       10,300       10,300   S&P 500/BARRA Growth
                                       Index Fund (Cl.I)........           ---        610,893       610,893
     ---        4,100        4,100   S&P MidCap 400 Index
                                       Fund (Cl.I)..............           ---        415,699       415,699
                                                                   -----------------------------------------
                                                                           ---      1,026,592     1,026,592

                                     WIRELESS TELECOMMUNICATION
                                       SERVICES - 3.6%
  46,200          ---       46,200   AT&T Wireless
                                       Services, Inc.*..........       663,894            ---       663,894
     ---          900          900   Nextel
                                       Communications, Inc.*....           ---          9,864         9,864
  13,400        2,900       16,300   Sprint Corporation
                                       (PCS Group)*.............       327,094         70,789       397,883
  11,600          ---       11,600   Vodafone Group plc ADR.....       297,888            ---       297,888
                                                                   -----------------------------------------
                                                                     1,288,876         80,653     1,369,529
                                                                   -----------------------------------------
                                       Total common
                                         stocks - 95.3%.........    21,713,879     14,133,102    35,846,981

                                     REPURCHASE AGREEMENT - 4.8%
                                     ---------------------------

     ---   $1,555,122   $1,555,122   State Street, 0.65%,
                                       01-02-02 (Collateralized
                                       by FHLMC, 2.21%,
                                       11-26-02 with a value
                                       of $1,589,585)...........           ---      1,555,122     1,555,122
$232,592          ---     $232,592   State Street, 0.65%,
                                       01-02-02 (Collateralized
                                       by FHLB, 2.16%,
                                       12-05-02 with a value
                                       of $240,138).............       232,592            ---       232,592
                                                                   -----------------------------------------
                                       Total repurchase
                                         agreements - 4.8%......       232,592      1,555,122     1,787,714
                                       Total
                                         investments - 100.1%...    21,946,471     15,688,224    37,634,695
                                       Liabilities, less
                                         cash and other
                                         assets - (0.1)%........       (33,745)           419       (33,326)
                                                                   -----------------------------------------
                                       Total net assets - 100.0%   $21,912,726    $15,688,643   $37,601,369
                                                                   =========================================

*Non-Income producing security.

Note: Management does not anticipate any sales of investments as a result of the reorganization.

                               PROFORMA FEE TABLE

==========================================================================================
                                   DISTRI-                 TOTAL
                         MANAGE-   BUTION               ANNUAL FUND   REIMBURSE-     NET
                          MENT     (12B-1)     OTHER     OPERATING      MENT/      EXPENSE
                          FEES      FEES     EXPENSES     EXPENSES     WAIVERS      RATIO
------------------------------------------------------------------------------------------
2001 ACTUAL
 Large Cap Growth Fund    1.00%     0.01%      0.22%       1.23%       (0.01)%      1.22%
 Capital Growth Fund      1.00%      N/A       0.20%       1.20%         N/A        1.20%
------------------------------------------------------------------------------------------
2001 PRO FORMA
 Large Cap Growth         1.00%      N/A       0.18%       1.18%         N/A        1.18%
 including Capital
 Growth Fund
==========================================================================================